UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-649

Fidelity Puritan Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	August 31

Date of reporting period:	May 31, 2016

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Puritan® Fund

May 31, 2016

PUR-QTLY-0716
1.800346.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 65.8%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 11.0%
Auto Components - 0.1%
Chassix Holdings, Inc.	18,330	$659
Delphi Automotive PLC	397,193	26,993
		27,652
Automobiles - 0.3%
Chongqing Changan Automobile Co. Ltd. (B Shares)	6,710,778	9,370
General Motors Co.	145,914	4,564
General Motors Co.:
warrants 7/10/16 (a)	8,394	178
warrants 7/10/19 (a)	8,394	111
Tesla Motors, Inc. (a)	319,400	71,300
		85,523
Diversified Consumer Services - 0.2%
Houghton Mifflin Harcourt Co. warrants 6/22/19 (a)(b)	1,945	10
ServiceMaster Global Holdings, Inc. (a)	1,138,000	43,517
		43,527
Hotels, Restaurants & Leisure - 2.1%
ARAMARK Holdings Corp.	150,000	4,994
Dave & Buster's Entertainment, Inc. (a)	544,200	21,240
Domino's Pizza, Inc.	184,200	22,266
Extended Stay America, Inc. unit	150,000	2,139
Hilton Worldwide Holdings, Inc.	858,800	17,846
McDonald's Corp.	1,280,600	156,310
Red Rock Resorts, Inc.	278,655	5,114
Starbucks Corp.	3,166,400	173,804
Vail Resorts, Inc.	957,527	125,675
		529,388
Household Durables - 0.3%
Newell Brands, Inc.	1,272,296	60,676
Internet & Catalog Retail - 1.9%
Amazon.com, Inc. (a)	484,400	350,119
Expedia, Inc.	162,600	18,088
Netflix, Inc. (a)	493,300	50,598
Priceline Group, Inc. (a)	49,200	62,205
		481,010
Leisure Products - 0.2%
Hasbro, Inc.	574,200	50,122
Media - 3.1%
Altice NV Class A (a)	523,244	9,018
AMC Networks, Inc. Class A (a)	53,800	3,440
Charter Communications, Inc. (a)	762,964	167,043
Comcast Corp. Class A	2,185,000	138,311
Cumulus Media, Inc. Class A (a)	398,000	127
Lions Gate Entertainment Corp. (c)	2,246,800	50,104
Live Nation Entertainment, Inc. (a)	1,624,600	39,234
Publicis Groupe SA	36,972	2,676
Starz Series A (a)	1,419,200	38,318
The Walt Disney Co.	1,110,590	110,193
Time Warner, Inc.	836,400	63,282
Tribune Media Co. Class A	13,773	554
Tribune Publishing Co.	3,443	40
Vertis Holdings, Inc. (a)	1,934	0
Vice Holding, Inc.	86,301	167,913
Vivendi SA	390,024	7,726
		797,979
Specialty Retail - 1.6%
Home Depot, Inc.	2,052,200	271,137
L Brands, Inc.	324,000	22,210
TJX Companies, Inc.	947,200	72,101
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	222,900	51,938
		417,386
Textiles, Apparel & Luxury Goods - 1.2%
Brunello Cucinelli SpA	1,407,200	27,760
Christian Dior SA	202,800	33,068
Hermes International SCA	81,100	29,322
lululemon athletica, Inc. (a)	509,500	33,133
Luxottica Group SpA	81,800	4,432
Michael Kors Holdings Ltd. (a)	129,061	5,513
NIKE, Inc. Class B	1,886,600	104,178
Ralph Lauren Corp.	51,500	4,858
Ted Baker PLC	302,900	10,687
Tory Burch LLC:
Class A unit (a)(b)(d)	702,741	39,902
Class B (a)(b)(d)	324,840	19,595
		312,448

TOTAL CONSUMER DISCRETIONARY		2,805,711

CONSUMER STAPLES - 6.1%
Beverages - 2.5%
Anheuser-Busch InBev SA NV	120,700	15,256
Anheuser-Busch InBev SA NV ADR	287,800	36,326
Brown-Forman Corp. Class B (non-vtg.)	308,600	30,264
Constellation Brands, Inc. Class A (sub. vtg.)	1,088,100	166,643
Kweichow Moutai Co. Ltd.	546,469	21,955
Molson Coors Brewing Co. Class B	1,430,500	141,877
Monster Beverage Corp.	523,100	78,465
The Coca-Cola Co.	3,568,600	159,160
		649,946
Food & Staples Retailing - 1.0%
Costco Wholesale Corp.	578,500	86,063
CVS Health Corp.	1,236,200	119,231
Ovation Acquisition I LLC (b)	389,576	4
Wal-Mart Stores, Inc.	567,500	40,168
		245,466
Food Products - 0.5%
Bunge Ltd.	381,600	25,594
Mead Johnson Nutrition Co. Class A	454,800	37,421
Premium Brands Holdings Corp.	237,000	9,528
The Kraft Heinz Co.	430,200	35,788
TreeHouse Foods, Inc. (a)	194,400	18,410
WhiteWave Foods Co. (a)	90,000	4,019
		130,760
Household Products - 0.3%
Kimberly-Clark Corp.	255,800	32,497
Spectrum Brands Holdings, Inc.	392,900	45,800
		78,297
Personal Products - 0.7%
Coty, Inc. Class A (c)	1,042,000	27,446
Estee Lauder Companies, Inc. Class A	1,498,400	137,523
L'Oreal SA (a)	10,600	1,992
		166,961
Tobacco - 1.1%
Altria Group, Inc.	1,575,100	100,239
Reynolds American, Inc.	3,758,084	186,777
		287,016

TOTAL CONSUMER STAPLES		1,558,446

ENERGY - 3.3%
Energy Equipment & Services - 0.8%
Aspen Aerogels, Inc. (a)	973,128	3,902
Baker Hughes, Inc.	978,300	45,374
Schlumberger Ltd.	2,149,482	164,005
		213,281
Oil, Gas & Consumable Fuels - 2.5%
Anadarko Petroleum Corp.	14,400	747
Apache Corp.	748,600	42,775
Cabot Oil & Gas Corp.	1,397,900	33,508
Chevron Corp.	2,275,400	229,815
Cimarex Energy Co.	307,400	35,744
Columbia Pipeline Group, Inc.	37,320	953
ConocoPhillips Co.	597,100	26,147
Devon Energy Corp.	1,449,700	52,320
EQT Corp.	217,900	15,961
Golar LNG Ltd.	545,000	9,483
Imperial Oil Ltd.	1,965,800	62,646
Kinder Morgan, Inc.	409,000	7,395
Noble Energy, Inc.	724,499	25,901
Southwestern Energy Co. (a)	2,403	33
Suncor Energy, Inc.	2,987,300	82,510
The Williams Companies, Inc.	377,600	8,368
		634,306

TOTAL ENERGY		847,587

FINANCIALS - 10.1%
Banks - 4.1%
Bank of America Corp.	8,691,000	128,540
Citigroup, Inc.	3,944,540	183,697
First Republic Bank	50,000	3,621
Hangzhou Hikvision Digital Technology Co. Ltd. ELS (BNP Paribas Arbitrage Warrant Program) warrants 10/21/16 (a)(e)	7,792,950	24,990
JPMorgan Chase & Co.	1,691,623	110,412
M&T Bank Corp.	753,200	90,007
Regions Financial Corp.	10,547,100	103,678
SunTrust Banks, Inc.	2,158,500	94,585
TCF Financial Corp.	258,400	3,713
U.S. Bancorp	3,563,900	152,606
Wells Fargo & Co.	2,981,640	151,229
		1,047,078
Capital Markets - 0.5%
E*TRADE Financial Corp. (a)	2,420,800	67,516
Goldman Sachs Group, Inc.	330,500	52,708
Invesco Ltd.	403,600	12,673
Motors Liquidation Co. GUC Trust (a)	28,150	324
PJT Partners, Inc.	60,505	1,571
The Blackstone Group LP	126,500	3,313
		138,105
Consumer Finance - 0.3%
Capital One Financial Corp.	1,019,500	74,668
Diversified Financial Services - 1.7%
Berkshire Hathaway, Inc. Class B (a)	1,385,900	194,774
Broadcom Ltd.	677,830	104,630
McGraw Hill Financial, Inc.	328,800	36,763
Moody's Corp.	482,800	47,623
Senseonics Holdings, Inc. (c)	3,508,771	13,404
Warrior Met Coal LLC Class A (b)	414	33
WME Entertainment Parent, LLC Class A unit (a)(b)(d)	14,605,560	30,000
		427,227
Insurance - 1.5%
Chubb Ltd.	1,750,347	221,611
MetLife, Inc.	1,852,600	84,386
The Travelers Companies, Inc.	571,000	65,174
		371,171
Real Estate Investment Trusts - 1.9%
American Tower Corp.	1,599,700	169,216
Boston Properties, Inc.	404,200	50,780
Public Storage	547,300	138,855
Simon Property Group, Inc.	460,700	91,053
Store Capital Corp.	1,263,200	32,249
		482,153
Real Estate Management & Development - 0.1%
CBRE Group, Inc. (a)	961,800	28,710

TOTAL FINANCIALS		2,569,112

HEALTH CARE - 10.7%
Biotechnology - 3.4%
AbbVie, Inc.	646,900	40,709
ACADIA Pharmaceuticals, Inc. (a)(c)	1,662,304	58,895
Acceleron Pharma, Inc. (a)	130,400	4,461
Alexion Pharmaceuticals, Inc. (a)	495,000	74,696
Amgen, Inc.	1,992,000	314,636
Asterias Biotherapeutics, Inc. (a)(c)	130,874	411
Asterias Biotherapeutics, Inc. warrants 9/30/16 (a)	26,174	15
Biogen, Inc. (a)	197,800	57,309
Celgene Corp. (a)	497,000	52,443
Genmab A/S (a)	226,200	40,877
Geron Corp. (a)(c)	3,139,900	9,294
Gilead Sciences, Inc.	657,200	57,216
Grifols SA ADR	91,560	1,513
Macrogenics, Inc. (a)	226,200	5,782
Neurocrine Biosciences, Inc. (a)	579,100	28,752
Puma Biotechnology, Inc. (a)	290,101	10,963
Regeneron Pharmaceuticals, Inc. (a)	66,200	26,409
Spark Therapeutics, Inc. (a)	178,800	10,004
Vertex Pharmaceuticals, Inc. (a)	765,900	71,344
XOMA Corp. (a)(c)	1,530,200	1,048
		866,777
Health Care Equipment & Supplies - 2.6%
Boston Scientific Corp. (a)	8,636,500	196,135
Corindus Vascular Robotics, Inc. (c)(f)	1,315,800	1,474
Corindus Vascular Robotics, Inc. (a)(b)(f)	5,000,000	5,600
Intuitive Surgical, Inc. (a)	43,700	27,737
Medtronic PLC	4,236,286	340,936
Nevro Corp. (a)	468,000	32,629
Zimmer Biomet Holdings, Inc.	564,000	68,870
		673,381
Health Care Providers & Services - 0.8%
Cigna Corp.	195,400	25,033
HCA Holdings, Inc. (a)	91,500	7,139
HealthSouth Corp. warrants 1/17/17 (a)	1,835	5
Legend Acquisition, Inc. (a)	2,509	33
Legend Acquisition, Inc.:
Class A warrants (a)	17,259	0
Class B warrants (a)	22,759	0
McKesson Corp.	389,200	71,278
UnitedHealth Group, Inc.	742,200	99,210
		202,698
Health Care Technology - 0.0%
CareView Communications, Inc. (a)(c)(f)	10,425,300	2,085
Life Sciences Tools & Services - 0.0%
Illumina, Inc. (a)	1,862	270
Pharmaceuticals - 3.9%
Allergan PLC (a)	1,127,489	265,806
Bristol-Myers Squibb Co.	2,100,200	150,584
Catalent, Inc. (a)	976,100	27,448
Eli Lilly & Co.	601,700	45,146
Endo International PLC (a)	792,100	12,523
GlaxoSmithKline PLC sponsored ADR	1,160,400	49,166
Jazz Pharmaceuticals PLC (a)	114,600	17,369
Johnson & Johnson	2,214,200	249,518
Mallinckrodt PLC (a)	8,900	564
Pfizer, Inc.	234,400	8,134
Prestige Brands Holdings, Inc. (a)	482,690	26,085
Teva Pharmaceutical Industries Ltd. sponsored ADR	1,329,200	68,946
The Medicines Company (a)	618,500	23,262
TherapeuticsMD, Inc. (a)	4,763,550	42,586
		987,137

TOTAL HEALTH CARE		2,732,348

INDUSTRIALS - 5.9%
Aerospace & Defense - 3.1%
BAE Systems PLC	3,064,300	21,432
BWX Technologies, Inc.	1,066,100	37,495
General Dynamics Corp.	821,100	116,489
Honeywell International, Inc.	1,004,400	114,331
Huntington Ingalls Industries, Inc.	309,000	47,404
Northrop Grumman Corp.	171,900	36,558
Orbital ATK, Inc.	696,000	60,573
Raytheon Co.	1,045,900	135,622
Rockwell Collins, Inc.	979,900	86,623
TransDigm Group, Inc. (a)	132,600	34,945
United Technologies Corp.	1,032,700	103,869
		795,341
Air Freight & Logistics - 0.1%
FedEx Corp.	179,200	29,563
Building Products - 0.2%
Lennox International, Inc.	333,400	45,792
Masonite International Corp. (a)	5,358	374
Masonite International Corp. warrants 6/9/16 (a)	19,485	387
		46,553
Commercial Services & Supplies - 0.0%
WP Rocket Holdings, Inc. (a)(b)	5,819,318	349
Electrical Equipment - 0.1%
AMETEK, Inc.	369,500	17,669
Industrial Conglomerates - 1.8%
Danaher Corp.	1,192,200	117,265
General Electric Co.	11,188,100	338,216
		455,481
Machinery - 0.4%
Caterpillar, Inc.	562,700	40,801
Deere & Co.	786,200	64,696
		105,497
Road & Rail - 0.2%
Norfolk Southern Corp.	642,000	53,967
Trading Companies & Distributors - 0.0%
United Rentals, Inc. (a)	22,500	1,568

TOTAL INDUSTRIALS		1,505,988

INFORMATION TECHNOLOGY - 16.1%
Communications Equipment - 0.6%
Cisco Systems, Inc.	5,604,800	162,819
Electronic Equipment & Components - 0.4%
Amphenol Corp. Class A	677,600	39,789
Arrow Electronics, Inc. (a)	88,800	5,738
CDW Corp.	100,000	4,256
E Ink Holdings, Inc. GDR (a)(e)	140,100	690
Keysight Technologies, Inc. (a)	637,727	19,534
VeriFone Systems, Inc. (a)	860,700	22,722
		92,729
Internet Software & Services - 5.1%
58.com, Inc. ADR (a)	47,700	2,578
Alibaba Group Holding Ltd. sponsored ADR (a)	1,078,300	88,421
Alphabet, Inc. Class C	980,183	721,121
Draftday Fantasy Sports, Inc. (a)(c)	56,268	18
eBay, Inc. (a)	862,100	21,087
Facebook, Inc. Class A (a)	3,423,660	406,765
GoDaddy, Inc. (a)	87,500	2,846
Mail.Ru Group Ltd.:
GDR (a)(e)	77,400	1,533
GDR (Reg. S) (a)	5,300	105
NAVER Corp.	44	27
Pandora Media, Inc. (a)(c)	23,894	282
Spotify Technology SA (a)(b)	15,262	25,749
Tencent Holdings Ltd.	28,500	635
Yahoo!, Inc. (a)	720,500	27,336
		1,298,503
IT Services - 3.7%
Accenture PLC Class A	1,141,700	135,828
Cognizant Technology Solutions Corp. Class A (a)	3,059,600	187,982
Computer Sciences Corp.	561,000	27,601
Global Payments, Inc.	403,800	31,371
MasterCard, Inc. Class A	1,733,200	166,214
PayPal Holdings, Inc. (a)	1,031,200	38,969
Visa, Inc. Class A	4,503,100	355,475
		943,440
Semiconductors & Semiconductor Equipment - 1.0%
Analog Devices, Inc.	477,600	27,940
Cree, Inc. (a)(c)	268,405	6,463
Cypress Semiconductor Corp.	1,614	17
Lam Research Corp.	68,290	5,655
Maxim Integrated Products, Inc.	1,727,800	65,587
NXP Semiconductors NV (a)	744,397	70,338
Qorvo, Inc. (a)	394,800	20,123
Skyworks Solutions, Inc.	149,300	9,967
Texas Instruments, Inc.	816,000	49,450
		255,540
Software - 3.5%
Activision Blizzard, Inc.	1,712,100	67,217
Adobe Systems, Inc. (a)	1,030,900	102,544
Autodesk, Inc. (a)	1,149,600	66,987
Citrix Systems, Inc. (a)	215,400	18,292
Electronic Arts, Inc. (a)	306,400	23,516
Microsoft Corp.	6,698,400	355,015
Mobileye NV (a)(c)	991,840	37,660
Oracle Corp.	2,053,000	82,531
Red Hat, Inc. (a)	198,000	15,337
Salesforce.com, Inc. (a)	1,427,600	119,504
Workday, Inc. Class A (a)	174,300	13,219
		901,822
Technology Hardware, Storage & Peripherals - 1.8%
Apple, Inc.	4,465,400	445,915
Western Digital Corp.	51,248	2,385
		448,300

TOTAL INFORMATION TECHNOLOGY		4,103,153

MATERIALS - 1.4%
Chemicals - 1.3%
Ashland, Inc.	24	3
CF Industries Holdings, Inc.	275,230	7,613
E.I. du Pont de Nemours & Co.	2,424,775	158,605
Huntsman Corp.	1,325	20
LyondellBasell Industries NV Class A	42,698	3,474
Monsanto Co.	418,200	47,035
Potash Corp. of Saskatchewan, Inc.	551,000	8,992
Sherwin-Williams Co.	157,000	45,701
The Chemours Co. LLC (c)	395,195	3,442
The Dow Chemical Co.	1,047,700	53,810
Trinseo SA (a)	35,700	1,681
		330,376
Construction Materials - 0.1%
Eagle Materials, Inc.	199,200	15,601
Metals & Mining - 0.0%
AngloGold Ashanti Ltd. sponsored ADR (a)	57,230	769

TOTAL MATERIALS		346,746

TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.	4,209,576	164,805
Broadview Networks Holdings, Inc. (a)	123,987	192
Iliad SA	28,725	6,295
		171,292
UTILITIES - 0.5%
Electric Utilities - 0.4%
Edison International	705,307	50,521
NextEra Energy, Inc.	302,600	36,348
PPL Corp.	410,800	15,832
		102,701
Independent Power and Renewable Electricity Producers - 0.0%
NRG Yield, Inc. Class C	120,600	1,864
Talen Energy Corp. (a)	2,566	30
		1,894
Multi-Utilities - 0.1%
Sempra Energy	184,400	19,753

TOTAL UTILITIES		124,348

TOTAL COMMON STOCKS
(Cost $13,074,173)		16,764,731

Preferred Stocks - 0.6%
Convertible Preferred Stocks - 0.6%
CONSUMER DISCRETIONARY - 0.2%
Household Durables - 0.1%
Blu Homes, Inc. Series A, 5.00% (a)(b)	1,082,251	4,297
Roku, Inc. Series F, 8.00% (a)(b)	5,520,836	8,281
		12,578
Internet & Catalog Retail - 0.0%
The Honest Co., Inc. Series D (b)	196,700	8,653
Specialty Retail - 0.1%
Moda Operandi, Inc. Series E (a)(b)	508,444	20,084
TOTAL CONSUMER DISCRETIONARY		41,315
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	27,400	884
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Mulberry Health, Inc. Series A8 (b)	2,960,879	20,000
Pharmaceuticals - 0.0%
Allergan PLC 5.50%	12,300	10,389
Teva Pharmaceutical Industries Ltd. 7%	5,570	4,739
		15,128
TOTAL HEALTH CARE		35,128
INFORMATION TECHNOLOGY - 0.3%
Internet Software & Services - 0.3%
Uber Technologies, Inc. Series D, 8.00% (a)(b)	1,611,548	78,599
Software - 0.0%
Deem, Inc. (a)(b)	2,497,881	125
TOTAL INFORMATION TECHNOLOGY		78,724

TOTAL CONVERTIBLE PREFERRED STOCKS		156,051

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
C. Wonder LLC Class A-1 (a)(b)(d)	619,047	0
FINANCIALS - 0.0%
Capital Markets - 0.0%
GMAC Capital Trust I Series 2, 8.125%	294,279	7,370

TOTAL NONCONVERTIBLE PREFERRED STOCKS		7,370

TOTAL PREFERRED STOCKS
(Cost $137,198)		163,421
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 18.1%
Convertible Bonds - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Liberty Media Corp.:
3.5% 1/15/31	620	325
3.5% 1/15/31 (e)	4,584	2,405
		2,730
Nonconvertible Bonds - 18.1%
CONSUMER DISCRETIONARY - 1.8%
Auto Components - 0.1%
Gates Global LLC/Gates Global Co. 6% 7/15/22 (e)	1,260	1,105
Schaeffler Holding Finance BV:
6.25% 11/15/19 pay-in-kind (e)(g)	1,405	1,468
6.75% 11/15/22 pay-in-kind (e)(g)	391	434
6.875% 8/15/18 pay-in-kind (e)(g)	628	644
Tenneco, Inc. 6.875% 12/15/20	2,415	2,502
ZF North America Capital, Inc.:
4% 4/29/20 (e)	5,045	5,215
4.5% 4/29/22 (e)	4,105	4,128
		15,496
Automobiles - 0.3%
Ford Motor Co. 4.75% 1/15/43	10,000	10,206
General Motors Co.:
3.5% 10/2/18	4,530	4,645
5.2% 4/1/45	2,729	2,651
6.25% 10/2/43	763	842
6.6% 4/1/36	3,372	3,846
6.75% 4/1/46	5,655	6,616
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,445	1,456
3.15% 1/15/20	12,000	12,122
3.25% 5/15/18	3,070	3,128
3.5% 7/10/19	17,868	18,340
4% 1/15/25	6,368	6,334
4.25% 5/15/23	3,285	3,355
4.375% 9/25/21	11,267	11,806
4.75% 8/15/17	2,505	2,587
Volkswagen International Finance NV 2.375% 3/22/17 (e)	1,515	1,524
		89,458
Distributors - 0.0%
American Tire Distributors, Inc. 10.25% 3/1/22 (e)	2,265	1,962
LKQ Corp. 4.75% 5/15/23	265	260
		2,222
Diversified Consumer Services - 0.1%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	554	571
Laureate Education, Inc. 10% 9/1/19 (e)(g)	13,090	12,043
Service Corp. International 5.375% 1/15/22	505	527
		13,141
Hotels, Restaurants & Leisure - 0.2%
1011778 BC Unlimited Liability Co./New Red Finance, Inc. 4.625% 1/15/22 (e)	1,175	1,200
24 Hour Holdings III LLC 8% 6/1/22 (e)	510	388
Aramark Services, Inc. 5.125% 1/15/24	1,625	1,686
Caesars Growth Properties Holdings LLC/Caesars Growth Properties Finance, Inc. 9.375% 5/1/22	4,300	3,924
Chukchansi Economic Development Authority 9.75% 5/30/20 (e)	2,861	1,631
FelCor Lodging LP 6% 6/1/25	620	640
GLP Capital LP/GLP Financing II, Inc. 5.375% 4/15/26	735	766
Golden Nugget Escrow, Inc. 8.5% 12/1/21 (e)	5,680	5,893
Landry's Acquisition Co. 9.375% 5/1/20 (e)	875	919
Landry's Holdings II, Inc. 10.25% 1/1/18 (e)	900	909
McDonald's Corp.:
3.7% 1/30/26	3,379	3,591
4.7% 12/9/35	1,744	1,875
4.875% 12/9/45	2,737	3,032
MGM Mirage, Inc. 6% 3/15/23	1,630	1,703
NAI Entertainment Holdings LLC/NAI Entertainment Finance Corp. 5% 8/1/18 (e)	865	882
Paris Las Vegas Holding LLC/Harrah's Las Vegas LLC/Flamingo Las Vegas Holdings, Inc. 11% 10/1/21	4,650	4,452
Playa Resorts Holding BV 8% 8/15/20 (e)	90	91
Scientific Games Corp.:
7% 1/1/22 (e)	1,360	1,374
10% 12/1/22	6,840	5,540
Studio City Finance Ltd. 8.5% 12/1/20 (e)	1,000	1,000
Waterford Gaming LLC/Waterford Gaming Finance Corp. 8.625% 3/31/15 (e)(h)	534	0
Wynn Macau Ltd. 5.25% 10/15/21 (e)	605	587
		42,083
Household Durables - 0.1%
Beazer Homes U.S.A., Inc. 7.25% 2/1/23	775	639
Brookfield Residential Properties, Inc./Brookfield Residential U.S. Corp. 6.125% 7/1/22 (e)	785	748
Brookfield Residential Properties, Inc. 6.5% 12/15/20 (e)	620	629
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer (Luxembourg) SA:
5.75% 10/15/20	4,574	4,717
8.25% 2/15/21 (g)	1,485	1,543
Taylor Morrison Communities, Inc./Monarch Communities, Inc. 5.875% 4/15/23 (e)	1,395	1,405
William Lyon Homes, Inc.:
5.75% 4/15/19	470	464
7% 8/15/22	2,585	2,566
8.5% 11/15/20	1,310	1,362
Woodside Homes Co. LLC/Woodside Homes Finance, Inc. 6.75% 12/15/21 (e)	1,350	1,256
		15,329
Internet & Catalog Retail - 0.0%
Netflix, Inc. 5.5% 2/15/22	5,000	5,219
Zayo Group LLC/Zayo Capital, Inc. 6% 4/1/23	2,475	2,543
		7,762
Media - 1.0%
21st Century Fox America, Inc.:
6.15% 2/15/41	4,745	5,780
7.75% 12/1/45	8,012	11,264
Altice SA:
7.625% 2/15/25 (e)	4,905	4,844
7.75% 5/15/22 (e)	10,065	10,310
Altice U.S. Finance SA:
5.375% 7/15/23 (e)	2,375	2,417
7.75% 7/15/25 (e)	3,160	3,279
AMC Entertainment, Inc. 5.75% 6/15/25	2,345	2,327
Anna Merger Sub, Inc. 7.75% 10/1/22 (e)	1,810	1,747
AOL Time Warner, Inc. 2.95% 7/15/26	17,000	16,685
Cable One, Inc. 5.75% 6/15/22 (e)	895	917
CBS Outdoor Americas Capital LLC/CBS Outdoor Americas Capital Corp.:
5.25% 2/15/22	275	279
5.625% 2/15/24	670	693
CCO Holdings LLC/CCO Holdings Capital Corp.:
5.125% 2/15/23	1,580	1,608
5.25% 3/15/21	3,375	3,510
5.5% 5/1/26 (e)	1,035	1,045
5.75% 9/1/23	945	984
5.75% 1/15/24	4,235	4,404
5.75% 2/15/26 (e)	5,010	5,135
5.875% 5/1/27 (e)	3,385	3,465
Cengage Learning, Inc. 9.5% 6/15/24 (e)(i)	3,725	3,772
Cequel Communications Escrow I LLC/Cequel Communications Escrow Capital Corp. 6.375% 9/15/20 (e)	325	331
Cequel Communications Holdings I LLC/Cequel Capital Corp. 5.125% 12/15/21 (e)	3,345	3,194
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	7,702	8,113
4.908% 7/23/25 (e)	5,177	5,548
6.484% 10/23/45 (e)	3,236	3,733
Cinemark U.S.A., Inc.:
4.875% 6/1/23	1,275	1,262
5.125% 12/15/22	355	364
Clear Channel Communications, Inc. 5.5% 12/15/16	4,965	4,717
Clear Channel International BV 8.75% 12/15/20 (e)	2,420	2,493
Clear Channel Worldwide Holdings, Inc.:
Series A:
6.5% 11/15/22	755	736
7.625% 3/15/20	585	538
Series B, 6.5% 11/15/22	1,455	1,460
7.625% 3/15/20	4,105	3,941
Columbus International, Inc. 7.375% 3/30/21 (e)	7,655	8,024
Discovery Communications LLC 5.05% 6/1/20	168	183
DISH DBS Corp.:
5% 3/15/23	2,675	2,434
5.875% 7/15/22	2,655	2,569
6.75% 6/1/21	3,515	3,641
Lamar Media Corp.:
5.375% 1/15/24	630	660
5.875% 2/1/22	525	549
Lions Gate Entertainment Corp. 5.25% 8/1/18	2,415	2,469
McGraw-Hill Global Education Holdings LLC/McGraw-Hill Global Education Finance 7.875% 5/15/24 (e)	3,730	3,879
MDC Partners, Inc. 6.5% 5/1/24 (e)	2,350	2,274
MHGE Parent LLC/MHGE Parent Finance, Inc. 8.5% 8/1/19 pay-in-kind (e)(g)	11,430	11,544
National CineMedia LLC:
6% 4/15/22	2,600	2,711
7.875% 7/15/21	1,380	1,439
Nielsen Finance LLC/Nielsen Finance Co. 5% 4/15/22 (e)	685	700
RCN Telecom Services LLC/RCN Capital Corp. 8.5% 8/15/20 (e)	2,775	2,858
Regal Entertainment Group 5.75% 3/15/22	1,230	1,267
Sirius XM Radio, Inc.:
5.375% 4/15/25 (e)	1,490	1,496
5.75% 8/1/21 (e)	2,580	2,699
Starz LLC/Starz Finance Corp. 5% 9/15/19	5,000	5,088
Thomson Reuters Corp.:
1.3% 2/23/17	1,794	1,796
3.85% 9/29/24	4,335	4,505
Time Warner Cable, Inc.:
4% 9/1/21	9,654	10,049
4.5% 9/15/42	2,819	2,512
5.5% 9/1/41	2,304	2,320
5.85% 5/1/17	1,621	1,680
6.55% 5/1/37	10,296	11,592
6.75% 7/1/18	1,581	1,724
7.3% 7/1/38	3,823	4,597
8.25% 4/1/19	10,176	11,771
Time Warner, Inc. 2.1% 6/1/19	10,446	10,526
Unitymedia Hessen GmbH & Co. KG/Unitymedia NRW GmbH 5.5% 1/15/23 (e)	1,340	1,382
UPCB Finance VI Ltd. 6.875% 1/15/22 (e)	1,125	1,187
Viacom, Inc.:
2.5% 9/1/18	714	722
3.5% 4/1/17	219	222
Virgin Media Secured Finance PLC 5.25% 1/15/26 (e)	7,830	7,830
WaveDivision Escrow LLC/WaveDivision Escrow Corp. 8.125% 9/1/20 (e)	1,060	1,092
WideOpenWest Finance LLC/WideOpenWest Capital Corp.:
10.25% 7/15/19	4,820	5,019
13.375% 10/15/19	1,200	1,269
Ziggo Bond Finance BV 5.875% 1/15/25 (e)	1,120	1,109
		260,283
Multiline Retail - 0.0%
JC Penney Corp., Inc.:
5.65% 6/1/20	1,357	1,255
5.75% 2/15/18	400	406
7.4% 4/1/37	440	339
8.125% 10/1/19	2,160	2,209
		4,209
Specialty Retail - 0.0%
L Brands, Inc. 6.875% 11/1/35	1,800	1,899
Penske Automotive Group, Inc. 5.5% 5/15/26	7,000	6,948
Sally Holdings LLC 5.625% 12/1/25	1,575	1,648
Sonic Automotive, Inc.:
5% 5/15/23	195	192
7% 7/15/22	885	929
		11,616
TOTAL CONSUMER DISCRETIONARY		461,599
Consumer Durables & Apparel - 0.0%
Multi Inds Cons Drbles & Apprl - 0.0%
Aramark Services, Inc. 5.125% 1/15/24 (e)	4,620	4,793
CONSUMER STAPLES - 1.0%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	14,051	14,299
3.3% 2/1/23	15,133	15,554
4.7% 2/1/36	14,328	15,482
4.9% 2/1/46	16,386	18,261
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	1,947	1,962
		65,558
Food & Staples Retailing - 0.2%
Albertsons Companies LLC/Safeway, Inc./New Albertson's, Inc./Albertson's LLC 6.625% 6/15/24 (e)	2,555	2,616
C&S Group Enterprises LLC 5.375% 7/15/22 (e)	3,435	3,280
CVS Health Corp.:
3.5% 7/20/22	3,373	3,559
3.875% 7/20/25	5,311	5,708
ESAL GmbH 6.25% 2/5/23 (e)	8,395	8,143
Kroger Co. 3.3% 1/15/21	6,000	6,307
Minerva Luxembourg SA 7.75% 1/31/23 (e)	6,275	6,338
Performance Food Group, Inc. 5.5% 6/1/24 (e)	1,050	1,063
Rite Aid Corp.:
6.75% 6/15/21	1,995	2,100
6.875% 12/15/28 (e)(g)	3,505	4,031
7.7% 2/15/27	3,085	3,710
9.25% 3/15/20	1,330	1,403
Tops Holding LLC/Tops Markets II Corp. 8% 6/15/22 (e)	2,955	2,608
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,161	3,229
3.3% 11/18/21	3,750	3,875
		57,970
Food Products - 0.2%
Cargill, Inc. 6% 11/27/17 (e)	417	445
ConAgra Foods, Inc. 1.9% 1/25/18	2,064	2,077
Darling International, Inc. 5.375% 1/15/22	745	771
FAGE Dairy Industry SA/FAGE U.S.A. Dairy Industry, Inc. 9.875% 2/1/20 (e)	2,877	2,985
JBS Investments GmbH:
7.25% 4/3/24 (e)	3,605	3,691
7.75% 10/28/20 (e)	2,850	2,985
JBS U.S.A. LLC/JBS U.S.A. Finance, Inc.:
5.75% 6/15/25 (e)	6,075	5,802
5.875% 7/15/24 (e)	1,370	1,346
Pinnacle Foods Finance LLC/Pinnacle Foods Finance Corp. 5.875% 1/15/24 (e)	880	924
Post Holdings, Inc.:
6.75% 12/1/21 (e)	1,485	1,567
7.75% 3/15/24 (e)	6,115	6,642
8% 7/15/25 (e)	555	616
TreeHouse Foods, Inc. 6% 2/15/24 (e)	1,065	1,121
William Wrigley Jr. Co.:
1.4% 10/21/16 (e)	3,217	3,223
2% 10/20/17 (e)	4,607	4,647
		38,842
Household Products - 0.0%
Edgewell Personal Care Co. 5.5% 6/15/25 (e)	5,285	5,206
Spectrum Brands Holdings, Inc.:
5.75% 7/15/25	1,435	1,500
6.375% 11/15/20	350	367
6.625% 11/15/22	415	442
		7,515
Personal Products - 0.0%
Prestige Brands, Inc.:
5.375% 12/15/21 (e)	1,660	1,681
6.375% 3/1/24 (e)	1,100	1,158
Revlon Consumer Products Corp. 5.75% 2/15/21	6,290	6,290
		9,129
Tobacco - 0.3%
Altria Group, Inc.:
2.625% 1/14/20	4,950	5,091
4% 1/31/24	3,123	3,420
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	6,420	6,706
4.25% 7/21/25 (e)	6,420	6,855
Reynolds American, Inc.:
2.3% 6/12/18	2,235	2,268
3.25% 6/12/20	1,273	1,326
4% 6/12/22	4,375	4,701
4.45% 6/12/25	3,173	3,481
4.85% 9/15/23	7,000	7,859
5.7% 8/15/35	1,646	1,934
5.85% 8/15/45	12,632	15,419
7.25% 6/15/37	6,101	8,081
Vector Group Ltd. 7.75% 2/15/21 (e)	1,285	1,340
		68,481
TOTAL CONSUMER STAPLES		247,495
ENERGY - 2.6%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (e)	5,634	5,197
5.35% 3/15/20 (e)	5,174	4,981
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	5,755	5,946
6.5% 4/1/20	2,937	3,189
Forum Energy Technologies, Inc. 6.25% 10/1/21	895	837
Gulfmark Offshore, Inc. 6.375% 3/15/22	1,485	698
Halliburton Co.:
3.8% 11/15/25	3,469	3,508
4.85% 11/15/35	3,029	3,109
5% 11/15/45	4,151	4,245
Hornbeck Offshore Services, Inc.:
5% 3/1/21	25	15
5.875% 4/1/20	2,439	1,482
Noble Holding International Ltd.:
4% 3/16/18 (g)	470	456
5.95% 4/1/25	2,995	2,194
6.95% 4/1/45	2,891	1,908
Pacific Drilling V Ltd. 7.25% 12/1/17 (e)	2,355	977
Summit Midstream Holdings LLC 7.5% 7/1/21	500	460
Transocean, Inc.:
5.55% 12/15/16 (g)	3,719	3,747
6% 3/15/18	2,060	1,998
6.875% 12/15/21	4,240	3,127
		48,074
Oil, Gas & Consumable Fuels - 2.4%
Access Midstream Partners LP/ACMP Finance Corp. 4.875% 5/15/23	1,680	1,536
Alpha Natural Resources, Inc. 9.75% 4/15/18 (h)	1,099	8
American Energy-Permian Basin LLC/AEPB Finance Corp.:
7.125% 11/1/20 (e)	745	384
7.1329% 8/1/19 (e)(g)	840	433
7.375% 11/1/21 (e)	305	157
Anadarko Petroleum Corp.:
4.85% 3/15/21	8,482	8,790
5.55% 3/15/26	4,888	5,210
6.375% 9/15/17	2,738	2,881
6.6% 3/15/46	6,640	7,381
Antero Resources Corp.:
5.125% 12/1/22	7,435	7,119
5.625% 6/1/23 (Reg. S)	1,835	1,789
Antero Resources Finance Corp.:
5.375% 11/1/21	1,790	1,745
6% 12/1/20	760	754
Blue Racer Mistream LLC/Blue Racer Finance Corp. 6.125% 11/15/22 (e)	5,000	4,500
BP Capital Markets PLC:
4.5% 10/1/20	1,106	1,211
4.742% 3/11/21	4,210	4,672
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,250	2,210
Carrizo Oil & Gas, Inc. 6.25% 4/15/23	910	890
Cenovus Energy, Inc. 5.7% 10/15/19	5,158	5,279
Chesapeake Energy Corp. 8% 12/15/22 (e)	3,360	2,705
Citgo Holding, Inc. 10.75% 2/15/20 (e)	2,315	2,315
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,213	1,211
3.3% 6/1/20	5,938	5,956
4.5% 6/1/25	1,813	1,874
Concho Resources, Inc.:
5.5% 10/1/22	1,090	1,090
5.5% 4/1/23	750	750
CONSOL Energy, Inc. 8% 4/1/23	5,000	4,300
Crestwood Midstream Partners LP/Crestwood Midstream Finance Corp. 6.25% 4/1/23 (e)	1,150	1,075
CVR Refining LLC/Coffeyville Finance, Inc. 6.5% 11/1/22	6,640	5,777
DCP Midstream Operating LP:
2.5% 12/1/17	2,677	2,617
2.7% 4/1/19	4,139	3,876
3.875% 3/15/23	2,327	2,065
4.95% 4/1/22	1,048	1,003
5.6% 4/1/44	1,686	1,387
Denbury Resources, Inc. 4.625% 7/15/23	4,625	3,122
Diamondback Energy, Inc. 7.625% 10/1/21	935	992
Duke Energy Field Services 6.45% 11/3/36 (e)	3,753	3,143
El Paso Natural Gas Co. 5.95% 4/15/17	1,260	1,297
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	4,545	4,668
Enable Midstream Partners LP:
2.4% 5/15/19	1,656	1,509
3.9% 5/15/24	1,746	1,479
Enbridge Energy Partners LP:
4.2% 9/15/21	6,629	6,671
4.375% 10/15/20	4,351	4,390
EP Energy LLC/Everest Acquisition Finance, Inc.:
6.375% 6/15/23	1,660	847
7.75% 9/1/22	2,190	1,150
9.375% 5/1/20	9,120	5,860
Gibson Energy, Inc. 6.75% 7/15/21 (e)	160	159
Global Partners LP/GLP Finance Corp.:
6.25% 7/15/22	305	249
7% 6/15/23	1,420	1,161
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	677	677
Halcon Resources Corp. 8.625% 2/1/20 (e)	565	533
Hilcorp Energy I LP/Hilcorp Finance Co.:
5% 12/1/24 (e)	1,265	1,202
5.75% 10/1/25 (e)	6,625	6,393
7.625% 4/15/21 (e)	4,201	4,338
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	599	593
3.45% 2/15/23	7,202	6,760
3.5% 3/1/21	2,994	2,934
6.55% 9/15/40	674	656
Kinder Morgan, Inc.:
3.05% 12/1/19	1,752	1,746
5% 2/15/21 (e)	3,749	3,874
Laredo Petroleum, Inc.:
5.625% 1/15/22	1,740	1,627
6.25% 3/15/23	1,650	1,559
LINN Energy LLC/LINN Energy Finance Corp.:
6.5% 5/15/19 (h)	3,390	542
6.5% 9/15/21 (h)	720	112
7.75% 2/1/21 (h)	20	3
Marathon Petroleum Corp. 5.125% 3/1/21	3,173	3,431
Motiva Enterprises LLC 5.75% 1/15/20 (e)	3,614	3,900
MPLX LP 4% 2/15/25	962	863
Nakilat, Inc. 6.067% 12/31/33 (e)	1,839	2,069
Nexen, Inc. 6.2% 7/30/19	1,865	2,068
Northern Tier Energy LLC/Northern Tier Finance Corp. 7.125% 11/15/20	3,975	3,925
Oasis Petroleum, Inc. 6.875% 3/15/22	595	547
Parsley Energy LLC/Parsley 6.25% 6/1/24 (e)	3,860	3,928
PBF Holding Co. LLC/PBF Finance Corp. 7% 11/15/23 (e)	2,850	2,725
Peabody Energy Corp.:
6.25% 11/15/21 (h)	2,010	281
10% 3/15/22 (e)(h)	1,380	197
Pemex Project Funding Master Trust 5.75% 3/1/18	21,220	22,101
Petrobras Global Finance BV:
3% 1/15/19	22,701	20,862
3.25% 3/17/17	22,344	22,322
4.375% 5/20/23	3,648	2,796
4.875% 3/17/20	20,511	18,526
5.625% 5/20/43	11,155	7,418
7.25% 3/17/44	28,868	21,967
Petrobras International Finance Co. Ltd.:
3.5% 2/6/17	15,000	14,978
5.375% 1/27/21	10,725	9,492
5.75% 1/20/20	16,310	15,303
5.875% 3/1/18	2,803	2,831
7.875% 3/15/19	5,564	5,641
Petroleos Mexicanos:
3.5% 7/18/18	7,105	7,126
3.5% 7/23/20	7,125	6,974
3.5% 1/30/23	4,530	4,122
4.5% 1/23/26	6,398	6,004
4.875% 1/24/22	2,315	2,314
4.875% 1/18/24	5,974	5,862
5.5% 1/21/21	12,842	13,340
5.5% 6/27/44	22,702	18,961
5.625% 1/23/46	6,203	5,265
6% 3/5/20	4,075	4,325
6.375% 1/23/45	13,324	12,475
6.5% 6/2/41	7,783	7,355
6.875% 8/4/26 (e)	12,000	13,039
8% 5/3/19	3,283	3,642
Phillips 66 Co.:
2.95% 5/1/17	1,527	1,551
4.3% 4/1/22	5,338	5,715
Phillips 66 Partners LP 2.646% 2/15/20	527	520
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,880	1,932
Plains Exploration & Production Co.:
6.5% 11/15/20	395	379
6.625% 5/1/21	395	374
6.75% 2/1/22	530	497
6.875% 2/15/23	2,625	2,441
Range Resources Corp. 4.875% 5/15/25	1,040	983
Rice Energy, Inc.:
6.25% 5/1/22	4,290	4,226
7.25% 5/1/23	1,030	1,040
Rose Rock Midstream LP/Rose Rock Finance Corp. 5.625% 7/15/22	635	548
Sabine Pass Liquefaction LLC:
5.625% 4/15/23	2,585	2,611
5.625% 3/1/25	6,075	6,075
5.75% 5/15/24	8,830	8,874
SemGroup Corp. 7.5% 6/15/21	2,610	2,473
Shell International Finance BV 4.375% 5/11/45	6,392	6,591
SM Energy Co.:
5% 1/15/24	1,155	988
5.625% 6/1/25	1,500	1,290
6.125% 11/15/22	3,170	2,901
6.5% 11/15/21	320	299
6.5% 1/1/23	80	73
Southeast Supply Header LLC 4.25% 6/15/24 (e)	4,893	4,733
Southwestern Energy Co.:
3.3% 1/23/18	2,491	2,404
4.05% 1/23/20	4,519	4,045
4.95% 1/23/25	3,470	2,906
Spectra Energy Capital, LLC 5.65% 3/1/20	944	1,000
Spectra Energy Partners LP:
2.95% 6/15/16	1,059	1,059
4.6% 6/15/21	1,296	1,377
Suncor Energy, Inc. 6.1% 6/1/18	7,771	8,322
Sunoco LP/Sunoco Finance Corp.:
5.5% 8/1/20 (e)	6,670	6,620
6.25% 4/15/21 (e)	2,710	2,710
6.375% 4/1/23 (e)	965	955
Targa Resources Partners LP/Targa Resources Partners Finance Corp.:
6.375% 8/1/22	570	566
6.75% 3/15/24 (e)	7,000	6,913
Teekay Corp.:
8.5% 1/15/20 (e)	1,730	1,397
8.5% 1/15/20	120	97
Teine Energy Ltd. 6.875% 9/30/22 (e)	5,104	4,925
Tesoro Logistics LP/Tesoro Logistics Finance Corp.:
5.5% 10/15/19	990	1,030
5.875% 10/1/20	235	241
6.125% 10/15/21	700	723
6.25% 10/15/22	2,750	2,839
6.375% 5/1/24	1,185	1,221
The Williams Companies, Inc.:
3.7% 1/15/23	4,147	3,494
4.55% 6/24/24	19,902	17,364
Western Gas Partners LP 5.375% 6/1/21	7,807	7,860
Western Refining Logistics LP/WNRL Finance Co. 7.5% 2/15/23	585	569
Western Refining, Inc. 6.25% 4/1/21	550	496
Whiting Petroleum Corp. 5.75% 3/15/21	565	479
Williams Partners LP:
3.6% 3/15/22	3,787	3,333
4% 11/15/21	2,349	2,173
4.3% 3/4/24	4,038	3,593
4.5% 11/15/23	2,564	2,329
WPX Energy, Inc.:
7.5% 8/1/20	1,140	1,117
8.25% 8/1/23	1,715	1,676
		617,118
TOTAL ENERGY		665,192
FINANCIALS - 7.5%
Banks - 2.9%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	5,555	5,546
4% 4/14/19 (e)	21,750	21,288
5.5% 7/12/20 (e)	16,673	16,694
5.75% 9/26/23 (e)	5,082	5,015
6.369% 6/16/18 (e)	10,462	10,797
6.5% 6/10/19 (e)	1,763	1,820
Bank of America Corp.:
1.35% 11/21/16	4,652	4,659
2.6% 1/15/19	66,110	67,144
2.65% 4/1/19	28,149	28,656
3.875% 8/1/25	4,168	4,349
3.95% 4/21/25	9,148	9,134
4% 1/22/25	2,059	2,063
4.2% 8/26/24	9,221	9,416
4.25% 10/22/26	5,465	5,546
4.45% 3/3/26	7,374	7,611
5.75% 12/1/17	6,075	6,426
6.5% 8/1/16	1,010	1,019
Barclays PLC:
2.75% 11/8/19	4,598	4,592
4.375% 1/12/26	8,817	8,983
BB&T Corp. 3.95% 3/22/22	1,495	1,593
Capital One NA 2.95% 7/23/21	7,402	7,523
CIT Group, Inc.:
5% 8/15/22	4,195	4,295
5% 8/1/23	2,755	2,810
5.25% 3/15/18	3,215	3,319
5.375% 5/15/20	2,805	2,938
5.5% 2/15/19 (e)	5,285	5,523
Citigroup, Inc.:
1.3% 11/15/16	5,354	5,359
1.75% 5/1/18	18,342	18,345
1.85% 11/24/17	30,961	31,043
2.4% 2/18/20	10,000	10,058
2.5% 7/29/19	32,442	32,868
2.55% 4/8/19	14,645	14,862
4.05% 7/30/22	14,700	15,323
4.3% 11/20/26	12,000	12,144
Citizens Bank NA 2.55% 5/13/21	2,268	2,264
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	6,650	6,850
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	6,421	6,348
3.75% 3/26/25	6,420	6,283
3.8% 9/15/22	9,940	10,014
Credit Suisse New York Branch 5.4% 1/14/20	1,200	1,301
Discover Bank 7% 4/15/20	3,075	3,472
Fifth Third Bancorp:
3.5% 3/15/22	529	550
4.5% 6/1/18	418	438
5.45% 1/15/17	1,848	1,894
HBOS PLC 6.75% 5/21/18 (e)	408	439
HSBC Holdings PLC 4.25% 3/14/24	2,900	2,941
Huntington Bancshares, Inc. 7% 12/15/20	2,561	2,964
Huntington National Bank:
2% 6/30/18	13,000	13,043
2.2% 4/1/19	2,700	2,706
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	4,062	3,849
5.71% 1/15/26 (e)	9,946	9,778
JPMorgan Chase & Co.:
3.875% 9/10/24	13,647	13,928
4.125% 12/15/26	82,524	85,438
KeyCorp. 5.1% 3/24/21	519	576
Rabobank Nederland 4.375% 8/4/25	9,821	10,221
Regions Bank 6.45% 6/26/37	10,147	12,051
Regions Financial Corp.:
2% 5/15/18	7,154	7,152
3.2% 2/8/21	4,117	4,161
Royal Bank of Canada 4.65% 1/27/26	7,579	7,915
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	49,264	48,666
6% 12/19/23	13,834	14,422
6.1% 6/10/23	7,367	7,711
6.125% 12/15/22	35,362	37,531
Sumitomo Mitsui Banking Corp. 1.3% 1/10/17	5,250	5,255
SunTrust Banks, Inc.:
2.35% 11/1/18	2,500	2,529
3.5% 1/20/17	4,123	4,172
Wells Fargo & Co.:
4.1% 6/3/26	13,000	13,706
4.48% 1/16/24	5,192	5,613
		744,942
Capital Markets - 1.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	7,219	7,027
4.25% 2/15/24	2,760	2,852
Argos Merger Sub, Inc. 7.125% 3/15/23 (e)	8,000	8,100
Credit Suisse AG 6% 2/15/18	12,547	13,263
Deutsche Bank AG 4.5% 4/1/25	14,192	13,166
Deutsche Bank AG London Branch 2.85% 5/10/19	13,520	13,526
Goldman Sachs Group, Inc.:
1.748% 9/15/17	16,000	16,000
2.375% 1/22/18	10,000	10,108
2.55% 10/23/19	70,000	70,960
2.6% 4/23/20	1,300	1,313
2.625% 1/31/19	25,103	25,526
3.75% 2/25/26	15,000	15,431
5.95% 1/18/18	4,242	4,525
6.15% 4/1/18	3,466	3,736
6.25% 9/1/17	19,047	20,107
Lazard Group LLC:
4.25% 11/14/20	4,447	4,670
6.85% 6/15/17	1,063	1,115
Merrill Lynch & Co., Inc. 6.4% 8/28/17	4,204	4,450
Morgan Stanley:
1.875% 1/5/18	13,596	13,643
2.125% 4/25/18	16,388	16,516
2.5% 1/24/19	97,536	99,048
4.875% 11/1/22	7,232	7,846
5.625% 9/23/19	453	502
5.95% 12/28/17	250	266
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	7,000	7,053
UBS AG Stamford Branch:
1.8% 3/26/18	9,485	9,524
2.375% 8/14/19	10,750	10,902
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	7,279	7,465
		408,640
Consumer Finance - 1.2%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust:
2.75% 5/15/17	7,625	7,625
3.75% 5/15/19	2,125	2,154
3.95% 2/1/22	5,000	4,995
4.5% 5/15/21	2,325	2,392
5% 10/1/21	6,860	7,186
Ally Financial, Inc.:
3.5% 1/27/19	2,025	2,020
3.75% 11/18/19	2,000	2,000
4.25% 4/15/21	10,920	10,947
4.625% 5/19/22	1,365	1,384
4.75% 9/10/18	2,295	2,358
5.75% 11/20/25	3,425	3,468
6.25% 12/1/17	1,800	1,872
8% 12/31/18	19,035	20,772
8% 11/1/31	22,391	26,309
Capital One Financial Corp. 2.45% 4/24/19	4,470	4,510
Discover Financial Services:
3.85% 11/21/22	1,983	2,009
3.95% 11/6/24	15,000	15,230
5.2% 4/27/22	2,146	2,320
6.45% 6/12/17	10,512	10,971
Ford Motor Credit Co. LLC:
1.461% 3/27/17	32,000	32,060
2.375% 3/12/19	17,400	17,520
2.875% 10/1/18	8,500	8,673
3% 6/12/17	5,430	5,506
5% 5/15/18	8,500	8,991
5.875% 8/2/21	10,438	11,869
General Motors Acceptance Corp. 8% 11/1/31	6,130	7,295
Hyundai Capital America:
1.45% 2/6/17 (e)	5,366	5,365
1.875% 8/9/16 (e)	1,338	1,340
2.125% 10/2/17 (e)	2,063	2,073
2.55% 2/6/19 (e)	5,366	5,434
2.875% 8/9/18 (e)	2,511	2,556
Navient Corp.:
5% 10/26/20	1,140	1,066
5.875% 10/25/24	7,190	6,147
SLM Corp.:
4.875% 6/17/19	5,955	5,821
5.5% 1/15/19	2,150	2,150
5.5% 1/25/23	4,610	3,965
6.125% 3/25/24	9,585	8,444
7.25% 1/25/22	5,140	4,947
8% 3/25/20	5,930	6,093
8.45% 6/15/18	9,890	10,656
Synchrony Financial:
1.875% 8/15/17	1,300	1,299
3% 8/15/19	1,910	1,931
3.75% 8/15/21	7,084	7,313
4.25% 8/15/24	2,903	3,001
		302,037
Diversified Financial Services - 0.0%
Herc Spinoff Escrow Issuer LLC/Herc Spinoff Escrow Issuer Corp.:
7.5% 6/1/22 (e)(i)	1,250	1,256
7.75% 6/1/24 (e)(i)	1,250	1,253
Icahn Enterprises LP/Icahn Enterprises Finance Corp.:
4.875% 3/15/19	2,280	2,203
5.875% 2/1/22	2,725	2,507
6% 8/1/20	2,230	2,158
MSCI, Inc. 5.75% 8/15/25 (e)	870	916
RegionalCare Hospital Partners Holdings, Inc. 8.25% 5/1/23 (e)	1,645	1,693
Solera LLC/Solera Finance, Inc. 10.5% 3/1/24 (e)	3,080	3,342
		15,328
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	4,232	4,348
AIA Group Ltd. 2.25% 3/11/19 (e)	1,203	1,208
Alliant Holdings Co.-Issuer, Inc./Wayne Merger Sub LLC 8.25% 8/1/23 (e)	5,010	4,972
American International Group, Inc.:
3.3% 3/1/21	3,455	3,544
3.75% 7/10/25	11,144	11,190
4.875% 6/1/22	10,692	11,679
5.85% 1/16/18	12,000	12,799
Aon Corp. 5% 9/30/20	107	118
Five Corners Funding Trust 4.419% 11/15/23 (e)	8,055	8,550
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (e)(g)	2,008	1,772
Hartford Financial Services Group, Inc. 5.375% 3/15/17	595	613
Hockey Merger Sub 2, Inc. 7.875% 10/1/21 (e)	1,675	1,642
HUB International Ltd. 9.25% 2/15/21 (e)	940	978
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	2,655	2,779
5% 6/1/21 (e)	6,063	6,620
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	3,441	3,792
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	7,265	6,630
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	6,476	6,525
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	3,585	4,424
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,048	4,352
Pacific LifeCorp:
5.125% 1/30/43 (e)	6,960	7,242
6% 2/10/20 (e)	8,215	9,113
Prudential Financial, Inc.:
2.3% 8/15/18	783	796
4.5% 11/16/21	1,461	1,606
7.375% 6/15/19	1,880	2,166
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	6,853	7,434
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,569	1,594
4.125% 11/1/24 (e)	2,275	2,342
Unum Group:
3.875% 11/5/25	6,934	6,881
5.625% 9/15/20	2,879	3,172
5.75% 8/15/42	10,079	10,692
7.125% 9/30/16	1,802	1,835
		153,408
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,148	1,142
4.6% 4/1/22	1,705	1,807
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,587	1,607
American Tower Corp. 2.8% 6/1/20	6,000	6,059
AvalonBay Communities, Inc. 3.625% 10/1/20	2,452	2,593
Camden Property Trust 2.95% 12/15/22	2,154	2,146
CommonWealth REIT 5.875% 9/15/20	991	1,079
Corporate Office Properties LP:
3.7% 6/15/21	3,614	3,588
5% 7/1/25	3,069	3,154
CTR Partnership LP/CareTrust Capital Corp. 5.875% 6/1/21	205	208
DDR Corp.:
3.625% 2/1/25	3,010	2,949
4.25% 2/1/26	2,564	2,623
4.625% 7/15/22	3,877	4,125
4.75% 4/15/18	4,595	4,803
7.5% 4/1/17	4,966	5,200
Duke Realty LP:
3.625% 4/15/23	2,844	2,902
3.75% 12/1/24	2,012	2,049
3.875% 10/15/22	4,799	4,972
4.375% 6/15/22	3,202	3,406
5.95% 2/15/17	291	300
6.75% 3/15/20	1,161	1,329
8.25% 8/15/19	1,838	2,170
Equity One, Inc.:
3.75% 11/15/22	7,300	7,286
6% 9/15/17	666	697
ERP Operating LP 5.75% 6/15/17	637	666
Federal Realty Investment Trust 5.9% 4/1/20	1,379	1,565
HCP, Inc.:
3.15% 8/1/22	8,000	7,805
3.875% 8/15/24	11,000	10,887
Health Care REIT, Inc.:
2.25% 3/15/18	12,327	12,403
4% 6/1/25	4,568	4,673
4.125% 4/1/19	11,300	11,860
4.7% 9/15/17	744	770
HRPT Properties Trust:
6.25% 6/15/17	726	741
6.65% 1/15/18	490	512
Lexington Corporate Properties Trust 4.4% 6/15/24	1,905	1,916
MPT Operating Partnership LP/MPT Finance Corp. 6.375% 3/1/24	1,545	1,653
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	1,769	1,720
4.5% 4/1/27	21,587	20,632
4.95% 4/1/24	1,785	1,814
5.25% 1/15/26	7,807	8,013
5.875% 3/15/24	3,200	3,350
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,250	1,190
5% 12/15/23	980	1,006
The GEO Group, Inc. 6% 4/15/26	730	737
Weingarten Realty Investors 3.375% 10/15/22	1,098	1,100
WP Carey, Inc. 4% 2/1/25	7,547	7,231
		170,438
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	6,445	6,465
4.1% 10/1/24	5,444	5,461
4.55% 10/1/29	5,444	5,469
4.95% 4/15/18	4,256	4,446
5.7% 5/1/17	268	277
CBRE Group, Inc.:
5% 3/15/23	715	734
5.25% 3/15/25	2,580	2,683
Digital Realty Trust LP:
3.4% 10/1/20	6,817	6,990
3.95% 7/1/22	4,317	4,440
4.75% 10/1/25	4,899	5,122
5.25% 3/15/21	2,876	3,175
Essex Portfolio LP 5.5% 3/15/17	3,414	3,514
Howard Hughes Corp. 6.875% 10/1/21 (e)	1,690	1,715
Kennedy-Wilson, Inc. 5.875% 4/1/24	795	777
Liberty Property LP:
3.375% 6/15/23	2,951	2,929
4.125% 6/15/22	2,746	2,869
4.75% 10/1/20	6,595	7,124
5.5% 12/15/16	2,022	2,064
Mack-Cali Realty LP:
2.5% 12/15/17	4,037	4,041
3.15% 5/15/23	6,708	6,001
4.5% 4/18/22	1,689	1,695
7.75% 8/15/19	2,149	2,420
Mid-America Apartments LP:
4% 11/15/25	1,682	1,743
4.3% 10/15/23	1,086	1,149
Post Apartment Homes LP 3.375% 12/1/22	1,196	1,193
Realogy Group LLC/Realogy Co.-Issuer Corp. 4.5% 4/15/19 (e)	1,760	1,813
Regency Centers LP 5.875% 6/15/17	1,084	1,129
Tanger Properties LP:
3.75% 12/1/24	3,781	3,818
3.875% 12/1/23	2,341	2,396
6.125% 6/1/20	7,035	7,953
Ventas Realty LP:
1.25% 4/17/17	2,655	2,651
1.55% 9/26/16	921	922
3.125% 6/15/23	1,874	1,870
3.5% 2/1/25	2,295	2,296
4.125% 1/15/26	2,088	2,185
4.375% 2/1/45	1,098	1,018
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	3,611	3,615
4% 4/30/19	1,771	1,852
Weekley Homes LLC/Weekley Finance Corp. 6% 2/1/23	510	474
		118,488
Thrifts & Mortgage Finance - 0.0%
Prime Securities Services Borrower LLC/Prime Finance, Inc. 9.25% 5/15/23 (e)	7,755	8,085
TOTAL FINANCIALS		1,921,366
HEALTH CARE - 1.2%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	5,738	5,750
3.6% 5/14/25	6,397	6,555
AMAG Pharmaceuticals, Inc. 7.875% 9/1/23 (e)	1,225	1,078
Amgen, Inc. 1.25% 5/22/17	11,041	11,045
		24,428
Health Care Providers & Services - 0.7%
Acadia Healthcare Co., Inc. 5.625% 2/15/23	680	691
Centene Corp.:
5.625% 2/15/21 (e)	1,985	2,064
6.125% 2/15/24 (e)	1,290	1,359
Community Health Systems, Inc.:
5.125% 8/1/21	840	839
6.875% 2/1/22	15,500	13,321
DaVita HealthCare Partners, Inc.:
5% 5/1/25	2,315	2,295
5.125% 7/15/24	2,535	2,569
5.75% 8/15/22	1,215	1,273
Express Scripts Holding Co.:
3.9% 2/15/22	1,585	1,660
4.75% 11/15/21	14,348	15,811
HCA Holdings, Inc.:
3.75% 3/15/19	9,592	9,880
4.25% 10/15/19	3,850	3,994
4.75% 5/1/23	305	311
5% 3/15/24	1,755	1,801
5.375% 2/1/25	9,835	9,983
5.875% 3/15/22	10,110	10,919
5.875% 5/1/23	2,555	2,705
5.875% 2/15/26	5,470	5,661
6.25% 2/15/21	1,415	1,514
6.5% 2/15/20	20,898	22,988
7.5% 2/15/22	3,250	3,685
HealthSouth Corp.:
5.125% 3/15/23	800	780
5.75% 11/1/24	5,295	5,368
5.75% 9/15/25	6,165	6,227
McKesson Corp. 2.284% 3/15/19	5,400	5,475
Medco Health Solutions, Inc. 4.125% 9/15/20	3,728	3,984
Molina Healthcare, Inc. 5.375% 11/15/22 (e)	595	594
Quintiles Transnational Corp. 4.875% 5/15/23 (e)	840	851
Sabra Health Care LP/Sabra Capital Corp. 5.5% 2/1/21	625	648
Team Health, Inc. 7.25% 12/15/23 (e)	2,500	2,681
Tenet Healthcare Corp.:
4.375% 10/1/21	2,040	2,025
4.5% 4/1/21	1,030	1,036
5% 3/1/19	16,690	16,169
6% 10/1/20	1,145	1,205
6.75% 6/15/23	7,355	6,914
8% 8/1/20	6,000	6,131
8.125% 4/1/22	4,590	4,619
UnitedHealth Group, Inc.:
3.35% 7/15/22	2,324	2,453
3.75% 7/15/25	6,406	6,898
Vizient, Inc. 10.375% 3/1/24 (e)	2,055	2,199
WellPoint, Inc. 1.875% 1/15/18	161	162
		191,742
Life Sciences Tools & Services - 0.0%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,499	1,499
2.4% 2/1/19	945	956
		2,455
Pharmaceuticals - 0.4%
Actavis Funding SCS:
1.3% 6/15/17	10,935	10,901
2.45% 6/15/19	3,241	3,266
3% 3/12/20	5,472	5,544
3.45% 3/15/22	9,527	9,673
Endo Finance LLC 5.875% 1/15/23 (e)	350	302
Endo Finance LLC/Endo Ltd./Endo Finco, Inc.:
6% 7/15/23 (e)	4,625	4,049
6% 2/1/25 (e)	700	607
Forest Laboratories, Inc. 4.375% 2/1/19 (e)	2,160	2,269
Horizon Pharma PLC 6.625% 5/1/23	200	185
JLL/Delta Dutch Newco BV 7.5% 2/1/22 (e)	3,675	3,767
JLL/Delta Dutch Pledgeco BV 8.75% 5/1/20 pay-in-kind (e)(g)	2,551	2,545
Mylan N.V.:
2.6% 6/9/19 (e)	3,556	3,552
3.25% 6/9/21 (e)	7,274	7,266
Mylan, Inc. 1.35% 11/29/16	1,757	1,755
Perrigo Co. PLC:
1.3% 11/8/16	1,437	1,433
2.3% 11/8/18	1,537	1,530
Perrigo Finance PLC:
3.5% 12/15/21	1,350	1,365
3.9% 12/15/24	2,011	1,976
4.9% 12/15/44	883	815
Valeant Pharmaceuticals International, Inc.:
5.375% 3/15/20 (e)	6,565	5,794
5.5% 3/1/23 (e)	1,750	1,453
5.625% 12/1/21 (e)	810	684
5.875% 5/15/23 (e)	8,150	6,866
6.125% 4/15/25 (e)	10,225	8,551
6.75% 8/15/18 (e)	3,620	3,539
7.5% 7/15/21 (e)	4,615	4,177
VPI Escrow Corp. 6.375% 10/15/20 (e)	1,445	1,286
Zoetis, Inc. 1.875% 2/1/18	898	897
		96,047
TOTAL HEALTH CARE		314,672
INDUSTRIALS - 0.7%
Aerospace & Defense - 0.1%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	3,650	4,085
DigitalGlobe, Inc. 5.25% 2/1/21 (e)	3,120	2,863
TransDigm, Inc.:
6% 7/15/22	1,155	1,175
6.375% 6/15/26 (e)(i)	1,890	1,892
6.5% 5/15/25	7,335	7,445
		17,460
Airlines - 0.0%
Continental Airlines, Inc.:
pass-thru trust certificates:
8.388% 5/1/22	1	1
9.798% 4/1/21	1,859	2,035
6.125% 4/29/18	415	436
6.648% 3/15/19	560	574
6.9% 7/2/19	191	195
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,178	1,214
8.36% 1/20/19	750	792
		5,247
Building Products - 0.1%
Builders FirstSource, Inc. 10.75% 8/15/23 (e)	5,000	5,438
GCP Applied Technologies, Inc. 9.5% 2/1/23 (e)	1,800	1,998
HD Supply, Inc.:
5.25% 12/15/21 (e)	1,985	2,089
5.75% 4/15/24 (e)	3,090	3,214
HMAN Finance Sub Corp. 6.375% 7/15/22 (e)	510	460
Nortek, Inc. 8.5% 4/15/21	925	965
Shea Homes Ltd. Partnership/Corp.:
5.875% 4/1/23 (e)	440	442
6.125% 4/1/25 (e)	440	440
USG Corp.:
5.875% 11/1/21 (e)	255	268
6.3% 11/15/16	170	173
7.875% 3/30/20 (e)	905	941
9.75% 1/15/18 (g)	975	1,090
		17,518
Commercial Services & Supplies - 0.2%
ADT Corp. 6.25% 10/15/21	1,140	1,194
APX Group, Inc.:
6.375% 12/1/19	9,020	8,930
7.875% 12/1/22 (e)	9,005	9,050
8.75% 12/1/20	20,465	18,623
Cenveo Corp. 6% 8/1/19 (e)	730	599
Covanta Holding Corp.:
5.875% 3/1/24	2,865	2,851
6.375% 10/1/22	3,265	3,371
7.25% 12/1/20	775	804
Garda World Security Corp.:
7.25% 11/15/21 (e)	3,295	2,677
7.25% 11/15/21 (e)	525	427
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (e)	215	207
TMS International Corp. 7.625% 10/15/21 (e)	255	179
		48,912
Machinery - 0.0%
Blueline Rent Finance Corp./Volvo 7% 2/1/19 (e)	475	401
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,481	1,487
Schaeffler Finance BV:
4.25% 5/15/21 (e)	1,760	1,789
4.75% 5/15/21 (e)	3,160	3,260
Shale-Inland Holdings LLC/Shale-Inland Finance Corp. 8.75% 11/15/19 (e)	950	603
TRAC Intermodal LLC/TRAC Intermodal Corp. 11% 8/15/19	455	483
		8,023
Marine - 0.0%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S., Inc. 8.125% 11/15/21 (e)	630	515
Navios Maritime Holdings, Inc.:
7.375% 1/15/22 (e)	3,065	1,293
8.125% 2/15/19	975	363
Navios South American Logistics, Inc./Navios Logistics Finance U.S., Inc. 7.25% 5/1/22 (e)	700	443
Ultrapetrol (Bahamas) Ltd. 8.875% 6/15/21 (h)	755	136
		2,750
Professional Services - 0.0%
FTI Consulting, Inc. 6% 11/15/22	2,405	2,537
Road & Rail - 0.0%
Hertz Corp.:
5.875% 10/15/20	1,120	1,135
6.25% 10/15/22	800	795
Jurassic Holdings III, Inc. 6.875% 2/15/21 (Reg. S) (e)	1,245	853
		2,783
Trading Companies & Distributors - 0.3%
Air Lease Corp.:
2.125% 1/15/18	2,759	2,756
2.625% 9/4/18	6,100	6,076
3.375% 6/1/21	3,689	3,722
3.75% 2/1/22	6,505	6,600
3.875% 4/1/21	5,301	5,470
4.25% 9/15/24	4,566	4,598
4.75% 3/1/20	4,617	4,929
Aircastle Ltd. 5.5% 2/15/22	1,340	1,414
Ashtead Capital, Inc. 5.625% 10/1/24 (e)	1,825	1,843
International Lease Finance Corp.:
5.875% 8/15/22	4,385	4,785
6.25% 5/15/19	3,035	3,278
7.125% 9/1/18 (e)	5,560	6,074
8.25% 12/15/20	4,165	4,899
8.625% 1/15/22	3,910	4,741
NES Rentals Holdings, Inc. 7.875% 5/1/18 (e)	365	354
United Rentals North America, Inc.:
4.625% 7/15/23	1,220	1,211
5.5% 7/15/25	975	957
		63,707
TOTAL INDUSTRIALS		168,937
INFORMATION TECHNOLOGY - 0.4%
Communications Equipment - 0.1%
Hughes Satellite Systems Corp. 6.5% 6/15/19	5,408	5,800
Lucent Technologies, Inc.:
6.45% 3/15/29	5,541	5,873
6.5% 1/15/28	1,110	1,154
		12,827
Electronic Equipment & Components - 0.1%
Anixter International, Inc. 5.625% 5/1/19	705	754
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
3.48% 6/1/19 (e)(i)	13,573	13,753
5.45% 6/15/23 (e)(i)	2,055	2,089
6.02% 6/15/26 (e)(i)	1,070	1,080
Micron Technology, Inc. 7.5% 9/15/23 (e)	1,750	1,838
Sanmina Corp. 4.375% 6/1/19 (e)	1,295	1,321
Tyco Electronics Group SA:
2.375% 12/17/18	1,087	1,094
6.55% 10/1/17	815	868
		22,797
Internet Software & Services - 0.0%
CyrusOne LP/CyrusOne Finance Corp. 6.375% 11/15/22	885	938
Rackspace Hosting, Inc. 6.5% 1/15/24 (e)	6,780	6,780
VeriSign, Inc. 4.625% 5/1/23	1,225	1,240
		8,958
IT Services - 0.0%
CDW LLC/CDW Finance Corp. 6% 8/15/22	1,670	1,754
Everi Payments, Inc. 10% 1/15/22	565	466
Xerox Corp. 2.95% 3/15/17	947	953
		3,173
Semiconductors & Semiconductor Equipment - 0.0%
Entegris, Inc. 6% 4/1/22 (e)	365	377
Micron Technology, Inc.:
5.25% 1/15/24 (e)	2,494	2,095
5.5% 2/1/25	1,695	1,420
5.875% 2/15/22	880	801
NXP BV/NXP Funding LLC 5.75% 2/15/21 (e)	1,595	1,661
Sensata Technologies UK Financing Co. PLC 6.25% 2/15/26 (e)	2,675	2,809
		9,163
Software - 0.1%
Activision Blizzard, Inc. 6.125% 9/15/23 (e)	1,255	1,366
Blue Coat Systems, Inc. 8.375% 6/1/23 (e)	7,710	8,279
BMC Software Finance, Inc. 8.125% 7/15/21 (e)	3,685	2,718
BMC Software, Inc. 7.25% 6/1/18	1,875	1,734
Boxer Parent Co., Inc. 9% 10/15/19 pay-in-kind (e)(g)	2,280	1,659
Open Text Corp. 5.875% 6/1/26 (e)	5,700	5,700
Parametric Technology Corp. 6% 5/15/24	585	609
		22,065
Technology Hardware, Storage & Peripherals - 0.1%
Apple, Inc. 4.375% 5/13/45	6,392	6,733
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	6,577	6,757
4.9% 10/15/25 (e)	6,577	6,727
6.35% 10/15/45 (e)	6,577	6,283
Western Digital Corp. 10.5% 4/1/24 (e)	2,750	2,846
		29,346
TOTAL INFORMATION TECHNOLOGY		108,329
MATERIALS - 0.4%
Chemicals - 0.1%
Blue Cube Spinco, Inc.:
9.75% 10/15/23 (e)	1,790	2,067
10% 10/15/25 (e)	960	1,121
Evolution Escrow Issuer LLC 7.5% 3/15/22 (e)	2,852	2,125
Kraton Polymers LLC/Kraton Polymers Capital Corp. 10.5% 4/15/23 (e)	255	270
LSB Industries, Inc. 7.75% 8/1/19	425	434
Momentive Performance Materials, Inc. 3.88% 10/24/21	3,515	2,812
MPM Escrow LLC/MPM Finance Escrow Corp. 8.875% 10/15/20 (h)	2,375	0
Platform Specialty Products Corp.:
6.5% 2/1/22 (e)	3,125	2,775
10.375% 5/1/21 (e)	480	490
PolyOne Corp. 5.25% 3/15/23	1,360	1,384
Tronox Finance LLC 6.375% 8/15/20	2,105	1,621
		15,099
Construction Materials - 0.0%
CEMEX Finance LLC 6% 4/1/24 (e)	1,600	1,560
Prince Mineral Holding Corp. 11.5% 12/15/19 (e)	405	352
		1,912
Containers & Packaging - 0.1%
Ardagh Finance Holdings SA 8.625% 6/15/19 pay-in-kind (e)(g)	914	905
Ardagh Packaging Finance PLC 9.125% 10/15/20 (e)	5,685	5,958
Ardagh Packaging Finance PLC/Ardagh MP Holdings U.S.A., Inc.:
6.25% 1/31/19 (e)	680	689
6.75% 1/31/21 (e)	785	791
7% 11/15/20 (e)	126	123
7.25% 5/15/24 (e)	3,410	3,478
9.125% 10/15/20 (e)	690	723
Beverage Packaging Holdings II SA (Luxembourg) 5.625% 12/15/16 (e)	12,285	12,270
Consolidated Container Co. LLC/Consolidated Container Capital, Inc. 10.125% 7/15/20 (e)	2,135	1,911
Owens-Illinois, Inc. 7.8% 5/15/18	350	382
Sealed Air Corp. 6.5% 12/1/20 (e)	1,065	1,214
		28,444
Metals & Mining - 0.2%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(g)	2,727	2,850
6.75% 10/19/75 (e)(g)	6,773	7,044
Bluescope Steel Ltd./Bluescope Steel Finance:
6.5% 5/15/21 (e)	585	605
7.125% 5/1/18 (e)	255	263
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	7,189	7,481
4.5% 8/13/23 (Reg. S)	8,600	8,863
4.875% 11/4/44 (e)	1,735	1,645
4.875% 11/4/44 (Reg. S)	4,000	3,793
JMC Steel Group, Inc. 8.25% 3/15/18 (e)	5,635	5,748
Joseph T Ryerson & Son, Inc. 11% 5/15/22 (e)	1,085	1,115
New Gold, Inc.:
6.25% 11/15/22 (e)	615	583
7% 4/15/20 (e)	345	346
Signode Industrial Group Lux SA/Signode Industrial Group U.S., Inc. 6.375% 5/1/22 (e)	595	567
Teck Resources Ltd.:
8% 6/1/21 (e)(i)	1,255	1,280
8.5% 6/1/24 (e)(i)	1,255	1,286
Walter Energy, Inc. 9.5% 10/15/19 (e)(h)	800	0
		43,469
TOTAL MATERIALS		88,924
TELECOMMUNICATION SERVICES - 1.3%
Diversified Telecommunication Services - 0.9%
Altice Financing SA:
6.5% 1/15/22 (e)	2,300	2,340
6.625% 2/15/23 (e)	2,620	2,620
7.5% 5/15/26 (e)	3,625	3,616
Altice Finco SA:
8.125% 1/15/24 (e)	315	312
9.875% 12/15/20 (e)	585	633
AT&T, Inc.:
2.45% 6/30/20	4,383	4,404
3.6% 2/17/23	9,655	9,905
4.75% 5/15/46	5,474	5,428
4.8% 6/15/44	13,836	13,845
BellSouth Capital Funding Corp. 7.875% 2/15/30	68	85
Broadview Networks Holdings, Inc. 10.5% 11/15/17	1,908	1,674
CenturyLink, Inc.:
5.15% 6/15/17	440	451
6% 4/1/17	3,101	3,194
6.15% 9/15/19	3,331	3,493
Embarq Corp.:
7.082% 6/1/16	3,728	3,728
7.995% 6/1/36	37,546	37,508
FairPoint Communications, Inc. 8.75% 8/15/19 (e)	1,340	1,290
Frontier Communications Corp.:
8.875% 9/15/20 (e)	850	903
10.5% 9/15/22 (e)	1,400	1,458
GCI, Inc. 6.875% 4/15/25	1,350	1,360
Intelsat Luxembourg SA:
7.75% 6/1/21	4,960	1,476
8.125% 6/1/23	1,090	324
Level 3 Communications, Inc. 5.75% 12/1/22	1,295	1,324
Level 3 Financing, Inc.:
5.375% 8/15/22	2,110	2,142
6.125% 1/15/21	1,405	1,468
Lynx I Corp. 5.375% 4/15/21 (e)	693	721
Lynx II Corp. 6.375% 4/15/23 (e)	652	673
Numericable Group SA:
6% 5/15/22 (e)	13,815	13,753
6.25% 5/15/24 (e)	660	642
7.375% 5/1/26 (e)	6,280	6,335
Sable International Finance Ltd. 6.875% 8/1/22 (e)	1,915	1,958
SBA Communications Corp. 5.625% 10/1/19	1,870	1,935
Sprint Capital Corp.:
6.875% 11/15/28	3,795	2,832
6.9% 5/1/19	8,975	8,369
8.75% 3/15/32	1,500	1,215
Verizon Communications, Inc.:
2.625% 2/21/20	8,000	8,195
4.5% 9/15/20	38,502	42,231
5.012% 8/21/54	19,396	20,047
6.25% 4/1/37	3,729	4,460
Virgin Media Finance PLC 6% 10/15/24 (e)	4,040	4,101
Wind Acquisition Finance SA:
4.75% 7/15/20 (e)	1,670	1,637
7.375% 4/23/21 (e)	575	544
		224,629
Wireless Telecommunication Services - 0.4%
America Movil S.A.B. de CV 2.375% 9/8/16	307	308
Clearwire Communications LLC/Clearwire Finance, Inc. 14.75% 12/1/16 (e)	3,050	3,225
Digicel Group Ltd.:
6% 4/15/21 (e)	2,805	2,485
7.125% 4/1/22 (e)	1,600	1,234
8.25% 9/30/20 (e)	4,020	3,487
Intelsat Jackson Holdings SA:
5.5% 8/1/23	2,315	1,487
7.5% 4/1/21	3,895	2,649
8% 2/15/24 (e)	14,130	14,395
Neptune Finco Corp.:
6.625% 10/15/25 (e)	1,460	1,559
10.125% 1/15/23 (e)	7,200	8,064
10.875% 10/15/25 (e)	4,485	5,102
Sprint Communications, Inc.:
6% 12/1/16	3,780	3,823
6% 11/15/22	13,365	10,024
8.375% 8/15/17	4,665	4,799
9% 11/15/18 (e)	6,595	7,015
Sprint Corp.:
7.125% 6/15/24	4,965	3,736
7.25% 9/15/21	2,575	2,086
7.875% 9/15/23	2,950	2,301
T-Mobile U.S.A., Inc.:
5.25% 9/1/18	695	711
6% 3/1/23	2,590	2,700
6% 4/15/24	2,980	3,105
6.25% 4/1/21	565	592
6.464% 4/28/19	420	427
6.5% 1/15/24	7,235	7,678
6.5% 1/15/26	2,425	2,564
6.542% 4/28/20	1,475	1,524
6.625% 4/1/23	15,005	15,905
6.633% 4/28/21	1,335	1,403
6.731% 4/28/22	985	1,033
6.836% 4/28/23	385	408
		115,829
TOTAL TELECOMMUNICATION SERVICES		340,458
UTILITIES - 1.2%
Electric Utilities - 0.7%
AmerenUE 6.4% 6/15/17	4,026	4,245
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	3,934	4,433
6.4% 9/15/20 (e)	10,769	12,248
Edison International 3.75% 9/15/17	3,355	3,453
Entergy Corp. 4% 7/15/22	6,500	6,876
Eversource Energy 1.45% 5/1/18	1,511	1,504
Exelon Corp. 3.95% 6/15/25	5,966	6,258
FirstEnergy Corp.:
2.75% 3/15/18	10,020	10,092
4.25% 3/15/23	23,348	24,100
7.375% 11/15/31	31,788	38,732
FirstEnergy Solutions Corp. 6.05% 8/15/21	9,830	10,546
InterGen NV 7% 6/30/23 (e)	9,075	6,421
IPALCO Enterprises, Inc. 3.45% 7/15/20	10,457	10,562
LG&E and KU Energy LLC 3.75% 11/15/20	745	787
Nevada Power Co.:
6.5% 5/15/18	5,100	5,597
6.5% 8/1/18	1,191	1,317
NSG Holdings II LLC/NSG Holdings, Inc. 7.75% 12/15/25 (e)	4,502	4,828
NV Energy, Inc. 6.25% 11/15/20	1,666	1,951
Pennsylvania Electric Co. 6.05% 9/1/17	450	473
PG&E Corp. 2.4% 3/1/19	791	803
Progress Energy, Inc. 4.4% 1/15/21	336	365
RJS Power Holdings LLC 4.625% 7/15/19 (e)	2,150	1,978
TECO Finance, Inc. 5.15% 3/15/20	2,029	2,221
West Penn Power Co. 5.95% 12/15/17 (e)	10,500	11,113
		170,903
Gas Utilities - 0.0%
AmeriGas Finance LLC/AmeriGas Finance Corp. 7% 5/20/22	1,785	1,881
Southern Natural Gas Co. 5.9% 4/1/17 (e)	260	267
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	1,753	1,762
Texas Eastern Transmission LP 6% 9/15/17 (e)	948	995
		4,905
Independent Power and Renewable Electricity Producers - 0.3%
Calpine Corp.:
5.25% 6/1/26 (e)	6,000	5,993
5.375% 1/15/23	1,475	1,441
5.75% 1/15/25	635	614
6% 1/15/22 (e)	1,115	1,169
7.875% 1/15/23 (e)	2,038	2,168
Dynegy, Inc.:
5.875% 6/1/23	635	560
6.75% 11/1/19	1,075	1,078
7.375% 11/1/22	7,010	6,765
7.625% 11/1/24	8,735	8,386
Energy Future Intermediate Holding Co. LLC/Energy Future Intermediate Holding Finance, Inc.:
11% 10/1/21 (h)	11,999	13,469
12.25% 3/1/22 (e)(h)	15,373	17,717
NRG Energy, Inc.:
6.625% 3/15/23	6,445	6,397
7.25% 5/15/26 (e)	790	788
PPL Energy Supply LLC 6.5% 6/1/25	1,100	965
TerraForm Power Operating LLC:
5.875% 2/1/23 (e)	6,005	5,314
6.125% 6/15/25 (e)	435	375
TXU Corp.:
5.55% 11/15/14 (h)	61	34
6.5% 11/15/24 (h)	3,550	1,953
6.55% 11/15/34 (h)	7,200	3,960
		79,146
Multi-Utilities - 0.2%
Dominion Resources, Inc.:
2.9286% 9/30/66 (g)	19,347	14,319
7.5% 6/30/66 (g)	2,474	2,066
NiSource Finance Corp.:
5.45% 9/15/20	5,259	5,907
6.4% 3/15/18	983	1,060
6.8% 1/15/19	2,710	3,043
Puget Energy, Inc. 6% 9/1/21	691	785
Sempra Energy 6% 10/15/39	5,386	6,464
Wisconsin Energy Corp. 6.25% 5/15/67 (g)	3,876	3,188
		36,832
TOTAL UTILITIES		291,786

TOTAL NONCONVERTIBLE BONDS		4,613,551

TOTAL CORPORATE BONDS
(Cost $4,598,519)		4,616,281

U.S. Government and Government Agency Obligations - 4.3%
U.S. Treasury Inflation-Protected Obligations - 0.9%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$85,262	$81,166
1.375% 2/15/44	71,991	79,315
U.S. Treasury Inflation-Indexed Notes 0.625% 1/15/26	75,164	77,655

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		238,136

U.S. Treasury Obligations - 3.4%
U.S. Treasury Bonds 3% 11/15/45	225,720	242,455
U.S. Treasury Notes:
1% 8/31/16	150,000	150,229
1% 8/15/18	32,700	32,751
1.25% 3/31/21	145,000	144,128
1.625% 6/30/20	60,496	61,325
2% 2/15/25	35,000	35,554
2% 8/15/25	194,514	197,257

TOTAL U.S. TREASURY OBLIGATIONS		863,699

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,083,884)		1,101,835

U.S. Government Agency - Mortgage Securities - 0.8%
Fannie Mae - 0.4%
2.302% 6/1/36 (g)	115	120
2.5% 1/1/28 to 4/1/43	7,598	7,778
2.628% 7/1/37 (g)	204	216
3% 5/1/27 to 2/1/46	14,937	15,358
3.5% 11/1/25 to 5/1/46	33,097	34,926
3.5% 6/1/46 (i)	100	105
4% 11/1/31 to 2/1/46	21,901	23,547
4.5% 11/1/19 to 4/1/45	11,675	12,720
5% 6/1/39 to 10/1/41	4,031	4,486
5.5% 4/1/33 to 4/1/39	1,425	1,613
6% 7/1/35 to 8/1/37	2,243	2,588
6.5% 7/1/32 to 8/1/36	390	455

TOTAL FANNIE MAE		103,912

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	13,401	13,771
3.391% 10/1/35 (g)	112	119
3.5% 6/1/32 to 5/1/46	17,270	18,162
4% 6/1/24 to 6/1/45	12,949	13,864
4.5% 3/1/41 to 4/1/41	6,119	6,685
5% 3/1/19 to 7/1/41	2,449	2,691
5.5% 1/1/38 to 6/1/41	6,810	7,694
6% 7/1/37 to 8/1/37	195	222
6.5% 3/1/36	1,510	1,769

TOTAL FREDDIE MAC		64,977

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	1,133	1,175
3.5% 11/20/41 to 5/20/46	13,766	14,581
3.5% 6/1/46 (i)	3,390	3,578
4% 8/15/39 to 7/20/45	7,380	7,908
4.5% 4/20/41	2,028	2,207
5% 2/15/39 to 5/15/39	642	719
5.5% 6/15/35 to 9/15/39	2,107	2,413

TOTAL GINNIE MAE		32,581

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $198,578)		201,470

Asset-Backed Securities - 0.3%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (g)	$504	$459
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.096% 3/25/34 (g)	180	173
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,240	1,253
Class D, 3.31% 10/8/19	770	781
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (g)	33	31
Series 2004-R2 Class M3, 1.2639% 4/25/34 (g)	68	51
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (g)	36	33
Series 2004-W11 Class M2, 1.496% 11/25/34 (g)	426	412
Series 2004-W7 Class M1, 1.2639% 5/25/34 (g)	1,052	965
Series 2006-W4 Class A2C, 0.606% 5/25/36 (g)	862	288
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2639% 4/25/34 (g)	1,238	1,071
Series 2006-HE2 Class M1, 0.816% 3/25/36 (g)	12	2
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	7,803	7,820
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (g)	1,368	761
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8939% 4/25/34 (g)	46	40
Series 2004-4 Class M2, 1.241% 6/25/34 (g)	72	67
Series 2004-7 Class AF5, 5.868% 1/25/35	1,275	1,307
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (g)	30	26
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (g)	221	209
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.271% 3/25/34 (g)	8	7
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.181% 1/25/35 (g)	720	625
Class M4, 1.466% 1/25/35 (g)	264	143
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (e)(g)	924	825
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (e)(g)	395	373
Class B, 0.7145% 11/15/34 (e)(g)	143	125
Class C, 0.8145% 11/15/34 (e)(g)	237	204
Class D, 1.1845% 11/15/34 (e)(g)	90	75
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (g)	178	166
Series 2003-3 Class M1, 1.736% 8/25/33 (g)	326	305
Series 2003-5 Class A2, 1.146% 12/25/33 (g)	25	23
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (g)	1,137	708
Invitation Homes Trust Series 2015-SFR3 Class E, 4.186% 8/17/32 (e)(g)	1,947	1,917
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7389% 7/25/36 (g)	2,029	927
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (g)	44	44
Series 2006-A Class 2C, 1.7801% 3/27/42 (g)	2,016	953
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (g)	220	3
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (g)	74	62
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (g)	156	145
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (g)	78	77
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (g)	1,048	1,009
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (g)	44	38
Series 2005-NC1 Class M1, 1.106% 1/25/35 (g)	171	154
Series 2005-NC2 Class B1, 2.201% 3/25/35 (g)	125	3
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (g)	1,083	1,011
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (g)	405	372
Class M4, 2.6139% 9/25/34 (g)	519	312
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (g)	1,120	1,000
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (g)	4	3
Santander Drive Auto Receivables Trust:
Series 2014-2 Class C, 2.33% 11/15/19	5,443	5,483
Series 2014-3:
Class B, 1.45% 5/15/19	19,055	19,065
Class C, 2.13% 8/17/20	19,051	19,126
Series 2014-4 Class C, 2.6% 11/16/20	3,030	3,062
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (g)	523	486
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (g)	377	354
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (g)	29	25
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (g)	22	20
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (e)(g)	1,530	734
TOTAL ASSET-BACKED SECURITIES
(Cost $71,074)		75,713

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.006% 1/25/35 (g)	677	652
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.748% 10/25/34 (g)	338	330
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6579% 8/25/36 (g)	801	705
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (g)	242	223
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (g)	499	451
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7289% 7/25/35 (g)	609	586
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (e)(g)	232	202
Class B6, 3.2865% 6/10/35 (e)(g)	49	42
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (g)	16	16
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.0668% 4/25/33 (g)	44	44
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6389% 9/25/36 (g)	866	834
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.086% 9/25/43 (g)	1,693	1,625

TOTAL PRIVATE SPONSOR		5,710

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	8,711	8,695
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $13,533)		14,405

Commercial Mortgage Securities - 1.4%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (g)(k)	157	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (g)	2,250	2,247
Series 2006-6 Class A3, 5.369% 10/10/45	63	63
Series 2007-3 Class A4, 5.7164% 6/10/49 (g)	10,405	10,611
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	1,738	1,767
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (e)(g)	21	19
Series 2005-3A:
Class A2, 0.846% 11/25/35 (e)(g)	208	181
Class M1, 0.886% 11/25/35 (e)(g)	27	23
Class M2, 0.936% 11/25/35 (e)(g)	35	27
Class M3, 0.956% 11/25/35 (e)(g)	31	24
Class M4, 1.046% 11/25/35 (e)(g)	39	29
Series 2005-4A:
Class A2, 0.836% 1/25/36 (e)(g)	540	462
Class B1, 1.846% 1/25/36 (e)(g)	23	18
Class M1, 0.896% 1/25/36 (e)(g)	174	139
Class M2, 0.916% 1/25/36 (e)(g)	52	40
Class M3, 0.946% 1/25/36 (e)(g)	76	57
Class M4, 1.056% 1/25/36 (e)(g)	42	31
Class M5, 1.096% 1/25/36 (e)(g)	42	31
Class M6, 1.146% 1/25/36 (e)(g)	45	33
Series 2006-1:
Class A2, 0.806% 4/25/36 (e)(g)	83	71
Class M1, 0.826% 4/25/36 (e)(g)	30	24
Class M2, 0.846% 4/25/36 (e)(g)	31	25
Class M3, 0.866% 4/25/36 (e)(g)	27	21
Class M4, 0.966% 4/25/36 (e)(g)	15	12
Class M5, 1.006% 4/25/36 (e)(g)	15	10
Class M6, 1.086% 4/25/36 (e)(g)	30	21
Series 2006-2A:
Class M1, 0.756% 7/25/36 (e)(g)	71	56
Class M2, 0.776% 7/25/36 (e)(g)	50	39
Class M3, 0.796% 7/25/36 (e)(g)	42	32
Class M4, 0.866% 7/25/36 (e)(g)	28	22
Class M5, 0.916% 7/25/36 (e)(g)	35	26
Series 2006-3A Class M4, 0.876% 10/25/36 (e)(g)	22	3
Series 2006-4A:
Class A2, 0.716% 12/25/36 (e)(g)	1,595	1,314
Class M1, 0.736% 12/25/36 (e)(g)	106	82
Class M2, 0.756% 12/25/36 (e)(g)	70	50
Class M3, 0.786% 12/25/36 (e)(g)	72	42
Series 2007-1 Class A2, 0.716% 3/25/37 (e)(g)	314	268
Series 2007-2A:
Class A1, 0.716% 7/25/37 (e)(g)	333	282
Class A2, 0.766% 7/25/37 (e)(g)	312	249
Class M1, 0.816% 7/25/37 (e)(g)	110	84
Class M2, 0.856% 7/25/37 (e)(g)	60	42
Class M3, 0.936% 7/25/37 (e)(g)	46	29
Series 2007-3:
Class A2, 0.736% 7/25/37 (e)(g)	327	261
Class M1, 0.756% 7/25/37 (e)(g)	65	49
Class M2, 0.786% 7/25/37 (e)(g)	70	51
Class M3, 0.816% 7/25/37 (e)(g)	109	56
Class M4, 0.946% 7/25/37 (e)(g)	172	63
Class M5, 1.046% 7/25/37 (e)(g)	83	11
Series 2007-4A Class M1, 1.396% 9/25/37 (e)(g)	72	22
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	729	28
Series 2006-3A, Class IO, 0% 10/25/36 (e)(g)(k)	13,665	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.9113% 6/11/40 (g)	402	412
Series 2007-PW18 Class A4, 5.7% 6/11/50	4,195	4,336
Berkeley Federal Bank & Trust FSB Series 1994-1 Class B, 0% 8/1/24 (e)(g)	83	66
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (e)(g)	80	78
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.433% 12/15/27 (e)(g)	2,276	2,212
CGBAM Commercial Mortgage Trust Series 2015-SMRT Class D, 3.768% 4/10/28 (e)(g)	1,100	1,088
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8994% 12/10/49 (g)	3,035	3,135
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer Series 2007-CD4 Class A4, 5.322% 12/11/49	5,875	5,948
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2845% 4/15/17 (e)(g)	96	95
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	221	222
Series 2007-C2 Class A2, 5.448% 1/15/49 (g)	18	18
Series 2007-C3 Class A4, 5.8882% 6/15/39 (g)	319	324
Series 2007-C5 Class A4, 5.695% 9/15/40 (g)	608	629
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0075% 9/15/34 (e)(g)(k)	0	0
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (e)(g)	1,198	1,172
Class C, 2.6828% 3/15/17 (e)(g)	1,167	1,135
Class D, 3.6328% 3/15/17 (e)(g)	1,766	1,726
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (e)(g)	6,410	6,531
Class CFX, 3.4949% 12/15/19 (e)(g)	5,380	5,362
Class DFX, 3.4949% 12/15/19 (e)(g)	4,559	4,458
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	10,052	10,258
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	24,067	24,389
Series 2006-GG7 Class A4, 6.1291% 7/10/38 (g)	46	46
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,408	1,414
Class A4, 5.56% 11/10/39	2,169	2,175
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,180	1,186
Class DFX, 4.4065% 11/5/30 (e)	11,029	11,088
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0845% 4/15/27 (e)(g)	1,775	1,729
Class D, 2.6845% 4/15/27 (e)(g)	3,781	3,669
sequential payer:
Series 2006-CB17 Class A4, 5.429% 12/12/43	1,646	1,658
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	960	960
Class A4, 5.399% 5/15/45	84	84
Series 2006-LDP9 Class A3, 5.336% 5/15/47	13,411	13,552
Series 2007-CB19 Class A4, 5.8886% 2/12/49 (g)	3,134	3,203
Series 2007-LD11 Class A4, 5.929% 6/15/49 (g)	31,964	32,556
Series 2007-LDPX Class A3, 5.42% 1/15/49	13,327	13,547
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (g)	49	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (g)	638	663
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	272	273
Series 2007-C1 Class A4, 5.424% 2/15/40	12,198	12,364
Series 2007-C2 Class A3, 5.43% 2/15/40	1,605	1,630
Series 2007-C6 Class A4, 5.858% 7/15/40 (g)	880	897
Series 2007-C7 Class A3, 5.866% 9/15/45	1,355	1,420
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (e)(g)	222	221
Series 2008-C1 Class A4, 5.69% 2/12/51	1,357	1,416
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	6,346	6,435
Series 2007-6 Class A4, 5.485% 3/12/51 (g)	7,400	7,548
Series 2007-7 Class A4, 5.81% 6/12/50 (g)	2,868	2,959
Series 2007-6 Class B, 5.635% 3/12/51 (g)	912	256
Series 2007-8 Class A3, 6.0713% 8/12/49 (g)	781	806
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (e)(g)	272	271
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (e)(g)	113	113
Class E, 0.6828% 10/15/20 (e)(g)	634	634
Class F, 0.7328% 10/15/20 (e)(g)	380	380
Class G, 0.7728% 10/15/20 (e)(g)	470	470
Class H, 0.8628% 10/15/20 (e)(g)	296	295
Class J, 1.0128% 10/15/20 (e)(g)	171	165
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	50	50
Series 2007-IQ15 Class A4, 6.1143% 6/11/49 (g)	22,498	23,342
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	1,368	1,396
Class AAB, 5.654% 4/15/49	366	368
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	115	34
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	15,721	15,967
Series 2007-C31:
Class A4, 5.509% 4/15/47	47,617	48,366
Class A5, 5.5% 4/15/47	20,438	20,893
Series 2007-C33:
Class A4, 6.1472% 2/15/51 (g)	22,086	22,534
Class A5, 6.1472% 2/15/51 (g)	10,259	10,686
Series 2006-C27 Class A1A, 5.749% 7/15/45 (g)	4,037	4,042
Series 2007-C30:
Class C, 5.483% 12/15/43 (g)	2,736	2,526
Class D, 5.513% 12/15/43 (g)	1,459	1,322
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $380,032)		370,351

Municipal Securities - 1.0%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,095	$1,631
7.5% 4/1/34	7,195	10,783
7.55% 4/1/39	27,365	42,257
7.625% 3/1/40	2,445	3,753
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,170	1,174
Series 2010 C1, 7.781% 1/1/35	6,325	6,807
Series 2012 B, 5.432% 1/1/42	3,515	2,895
6.05% 1/1/29	400	401
6.314% 1/1/44	12,335	11,214
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	32,000	32,659
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	3,385	3,455
4.95% 6/1/23	1,700	1,795
5.1% 6/1/33	55,420	53,041
Series 2010 5, 6.2% 7/1/21	1,915	2,077
Series 2010-1, 6.63% 2/1/35	25,440	27,766
Series 2010-3:
5.547% 4/1/19	155	165
6.725% 4/1/35	11,505	12,643
7.35% 7/1/35	4,495	5,085
Series 2011:
5.365% 3/1/17	185	190
5.665% 3/1/18	8,840	9,326
5.877% 3/1/19	19,390	21,000
Series 2013, 4% 12/1/20	6,040	6,213
TOTAL MUNICIPAL SECURITIES
(Cost $251,800)		256,330

Bank Loan Obligations - 0.6%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
Chassix, Inc. term loan 12% 7/29/19	$234	$231
Diversified Consumer Services - 0.1%
KC Mergersub, Inc. Tranche 1LN, term loan 6% 8/13/22 (g)	6,393	6,351
Laureate Education, Inc. Tranche B, term loan 5% 6/16/18 (g)	9,690	9,393
Wash Multifamily Acquisition, Inc. Tranche B 1LN, term loan 4.25% 5/14/22 (g)	213	211
		15,955
Hotels, Restaurants & Leisure - 0.1%
Caesars Entertainment Resort Properties LLC Tranche B 1LN, term loan 7% 10/11/20 (g)	9,905	9,469
Caesars Growth Properties Holdings, LLC Tranche 1LN, term loan 6.25% 5/8/21 (g)	6,204	5,801
Fantasy Springs Resort Casino term loan 12% 8/6/12 (g)(h)	8,486	6,874
Station Casinos LLC Tranche B, term loan 4.25% 3/1/20 (g)	1,505	1,506
		23,650
Household Durables - 0.0%
Serta Simmons Holdings, LLC Tranche B, term loan 4.25% 10/1/19 (g)	1,554	1,556
Media - 0.1%
Cengage Learning, Inc. Tranche B, term loan 5/27/23 (l)	875	874
Cumulus Media Holdings, Inc. Tranch B 1LN, term loan 4.25% 12/23/20 (g)	3,187	2,255
Liberty Cablevision of Puerto Rico:
Tranche 1LN, term loan 4.5% 1/7/22 (g)	110	108
Tranche 2LN, term loan 7.75% 7/7/23 (g)	435	417
McGraw-Hill Global Education Holdings, LLC term loan 5% 5/4/22 (g)	880	883
Numericable LLC Tranche B 6LN, term loan 4.75% 2/10/23 (g)	6,155	6,162
Univision Communications, Inc. Tranche C 4LN, term loan 4% 3/1/20 (g)	723	722
		11,421
Multiline Retail - 0.0%
JC Penney Corp., Inc. Tranche B, term loan 6% 5/22/18 (g)	4,977	4,977
Specialty Retail - 0.0%
Petco Holdings, Inc. Tranche B 1LN, term loan 5.75% 1/26/23 (g)	9,975	10,039

TOTAL CONSUMER DISCRETIONARY		67,829

CONSUMER STAPLES - 0.0%
Food & Staples Retailing - 0.0%
Albertson's LLC Tranche B 5LN, term loan 5.5% 12/21/22 (g)	3,526	3,528
Food Products - 0.0%
AdvancePierre Foods, Inc. Tranche B 1LN, term loan 5/26/23 (l)	355	356

TOTAL CONSUMER STAPLES		3,884

ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Drillships Ocean Ventures, Inc. Tranche B, term loan 5.5% 7/25/21 (g)	2,916	1,876
Pacific Drilling SA Tranche B, term loan 4.5% 6/3/18 (g)	375	119
		1,995
Oil, Gas & Consumable Fuels - 0.0%
American Energy-Marcellus LLC Tranche B 1LN, term loan 5.25% 8/4/20 (g)	1,675	639
Chief Exploration & Development, LLC. Tranche 2LN, term loan 7.5% 5/16/21 (g)	945	761
Citgo Holding, Inc. Tranche B, term loan 9.5% 5/12/18 (g)	534	536
		1,936

TOTAL ENERGY		3,931

FINANCIALS - 0.0%
Capital Markets - 0.0%
HarbourVest Partners LLC Tranche B, term loan 3.25% 2/4/21 (g)	182	180
Consumer Finance - 0.0%
Sears Roebuck Acceptance Corp. Tranche B, term loan 8.5% 7/20/20 (g)	3,000	2,987
Real Estate Management & Development - 0.0%
DTZ U.S. Borrower LLC Tranche 2LN, term loan 9.25% 11/4/22 (g)	530	530
Realogy Corp. Credit-Linked Deposit 4.6873% 10/10/16 (g)	560	553
		1,083

TOTAL FINANCIALS		4,250

HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.0%
American Renal Holdings, Inc. Tranche B 1LN, term loan 4.75% 8/20/19 (g)	1,953	1,954
Health Care Providers & Services - 0.1%
U.S. Renal Care, Inc.:
Tranche 2LN, term loan 9% 12/31/23 (g)	2,375	2,363
Tranche B 1LN, term loan 5.25% 12/31/22 (g)	5,925	5,873
		8,236
Life Sciences Tools & Services - 0.0%
Patheon, Inc. Tranche B, term loan 4.25% 3/11/21 (g)	1,326	1,304
Pharmaceuticals - 0.0%
Horizon Pharmaceuticals, Inc. Tranche B, term loan 4.5% 5/7/21 (g)	413	406

TOTAL HEALTH CARE		11,900

INDUSTRIALS - 0.0%
Commercial Services & Supplies - 0.0%
The Brickman Group, Ltd. Tranche B 1LN, term loan 4% 12/18/20 (g)	1,700	1,694
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
BMC Software Finance, Inc. Tranche B, term loan 5% 9/10/20 (g)	2,247	2,011
Kronos, Inc.:
Tranche 2LN, term loan 9.75% 4/30/20 (g)	8,378	8,545
Tranche B 1LN, term loan 4.5% 10/30/19 (g)	1,147	1,148
Renaissance Learning, Inc.:
Tranche 1LN, term loan 4.5% 4/9/21 (g)	573	565
Tranche 2LN, term loan 8% 4/9/22 (g)	6,908	6,303
		18,572
MATERIALS - 0.0%
Chemicals - 0.0%
American Rock Salt Co. LLC Tranche B 1LN, term loan 4.75% 5/20/21 (g)	1,405	1,337
Containers & Packaging - 0.0%
Anchor Glass Container Corp. Tranche B, term loan 4.75% 7/1/22 (g)	524	526

TOTAL MATERIALS		1,863

TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
LTS Buyer LLC Tranche 2LN, term loan 8% 4/12/21 (g)	41	41
Wireless Telecommunication Services - 0.0%
Intelsat Jackson Holdings SA Tranche B 2LN, term loan 3.75% 6/30/19 (g)	4,450	4,092

TOTAL TELECOMMUNICATION SERVICES		4,133

UTILITIES - 0.1%
Gas Utilities - 0.0%
EP Energy LLC Tranche B 3LN, term loan 3.5% 5/24/18 (g)	487	394
Independent Power and Renewable Electricity Producers - 0.1%
Energy Future Holdings Corp. Tranche 1LN, term loan 4.25% 12/19/16 (g)	25,472	25,456

TOTAL UTILITIES		25,850

TOTAL BANK LOAN OBLIGATIONS
(Cost $146,885)		143,906

Bank Notes - 0.3%
Bank of America NA 5.3% 3/15/17	14,681	15,130
Capital One NA 1.65% 2/5/18	6,500	6,485
Discover Bank:
(Delaware) 3.2% 8/9/21	$8,178	$8,251
3.1% 6/4/20	8,635	8,784
8.7% 11/18/19	532	620
Huntington National Bank 1.3% 11/20/16	3,560	3,563
Marshall & Ilsley Bank 5% 1/17/17	7,888	8,050
RBS Citizens NA 2.5% 3/14/19	4,029	4,058
Regions Bank 7.5% 5/15/18	11,552	12,604
Wachovia Bank NA 6% 11/15/17	7,010	7,465
TOTAL BANK NOTES
(Cost $73,849)		75,010

Preferred Securities - 0.4%
FINANCIALS - 0.4%
Banks - 0.4%
Bank of America Corp.:
5.2% (g)(m)	$6,665	$6,413
6.1% (g)(m)	1,680	1,742
Barclays Bank PLC 7.625% 11/21/22	10,805	11,814
Citigroup, Inc.:
5.35% (g)(m)	14,740	13,923
5.95% (g)(m)	1,325	1,353
5.95% (g)(m)	5,000	4,969
Credit Agricole SA:
6.625% (e)(g)(m)	10,000	9,526
7.875% (e)(g)(m)	2,225	2,214
JPMorgan Chase & Co.:
5.15% (g)(m)	5,940	5,869
6% (g)(m)	21,680	22,810
Royal Bank of Scotland Group PLC:
7.5% (g)(m)	2,245	2,176
8% (g)(m)	10,980	10,952
Wells Fargo & Co. 5.875% (g)(m)	1,095	1,201
		94,962
Capital Markets - 0.0%
Goldman Sachs Group, Inc. 5.375% (g)(m)	4,850	4,745
Diversified Financial Services - 0.0%
Credit Agricole SA 8.125% (e)(g)(m)	2,665	2,805
MUFG Capital Finance 1 Ltd. 6.346% (g)(m)	996	1,021
		3,826
TOTAL PREFERRED SECURITIES
(Cost $104,034)		103,533
	Shares	Value (000s)

Fixed-Income Funds - 5.6%
Fidelity Mortgage Backed Securities Central Fund(n)
(Cost $1,365,425)	13,022,420	1,433,638

Other - 0.0%
Other - 0.0%
Tribune Co. Claim (a)
(Cost $11)	11,092	11

Money Market Funds - 1.7%
Fidelity Cash Central Fund, 0.40% (o)	332,079,235	332,079
Fidelity Securities Lending Cash Central Fund, 0.44% (o)(p)	92,120,756	92,121
TOTAL MONEY MARKET FUNDS
(Cost $424,200)		424,200
TOTAL INVESTMENT PORTFOLIO - 101.0%
(Cost $21,923,195)		25,744,835
NET OTHER ASSETS (LIABILITIES) - (1.0)%		(255,347)
NET ASSETS - 100%		$25,489,488

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
3.5% 6/1/46	$(3,400)	$(3,558)
4.5% 6/1/46	(3,000)	(3,267)
TOTAL TBA SALE COMMITMENTS
(Proceeds $6,831)		$(6,825)

Security Type Abbreviations

ELS – Equity-Linked Security

Values shown as $0 may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $261,281,000 or 1.0% of net assets.

 (c) Security or a portion of the security is on loan at period end.

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $1,105,892,000 or 4.3% of net assets.

 (f) Affiliated company

 (g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (h) Non-income producing - Security is in default.

 (i) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) The coupon rate will be determined upon settlement of the loan after period end.

 (m) Security is perpetual in nature with no stated maturity date.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (p) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
Blu Homes, Inc. Series A, 5.00%	6/10/13	$5,000
C. Wonder LLC Class A-1	12/27/12 - 6/25/13	$19,500
Corindus Vascular Robotics, Inc.	9/12/14	$12,500
Deem, Inc.	9/19/13	$8,065
Houghton Mifflin Harcourt Co. warrants 6/22/19	6/22/12	$4
Moda Operandi, Inc. Series E	12/18/14	$20,000
Mulberry Health, Inc. Series A8	1/20/16	$20,000
Ovation Acquisition I LLC	12/23/15	$4
Roku, Inc. Series F, 8.00%	5/7/13	$5,000
Spotify Technology SA	11/14/12	$15,028
The Honest Co., Inc. Series D	8/3/15	$9,000
Tory Burch LLC Class B	12/31/12	17,505
Tory Burch LLC Class A unit	5/14/15	$50,000
Uber Technologies, Inc. Series D, 8.00%	6/6/14	$25,000
Warrior Metropolitan Coal LLC Class A	9/19/13 - 3/19/14	$797
WME Entertainment Parent, LLC Class A unit	4/13/16	$30,000
WP Rocket Holdings, Inc.	6/24/11 - 2/2/15	$3,024

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,863
Fidelity Mortgage Backed Securities Central Fund	23,794
Fidelity Securities Lending Cash Central Fund	1,344
Total	$27,001

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Mortgage Backed Securities Central Fund	$1,199,354	$224,014	$--	$1,433,638	21.4%
Total	$1,199,354	$224,014	$--	$1,433,638

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
CareView Communications, Inc.	$3,440	$--	$--	$--	$2,085
Corindus Vascular Robotics, Inc.	4,605	--	--	--	1,474
Corindus Vascular Robotics, Inc.	17,500	--	--	--	5,600
Total	$25,545	$--	$--	$--	$9,159

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,847,026	$2,564,792	$12,850	$269,384
Consumer Staples	1,558,446	1,543,186	15,256	4
Energy	848,471	848,471	--	--
Financials	2,576,482	2,521,459	24,990	30,033
Health Care	2,767,476	2,742,704	4,739	20,033
Industrials	1,505,988	1,484,207	21,432	349
Information Technology	4,181,877	4,076,769	635	104,473
Materials	346,746	346,746	--	--
Telecommunication Services	171,292	171,292	--	--
Utilities	124,348	124,348	--	--
Corporate Bonds	4,616,281	--	4,616,281	--
U.S. Government and Government Agency Obligations	1,101,835	--	1,101,835	--
U.S. Government Agency - Mortgage Securities	201,470	--	201,470	--
Asset-Backed Securities	75,713	--	72,581	3,132
Collateralized Mortgage Obligations	14,405	--	14,405	--
Commercial Mortgage Securities	370,351	--	370,052	299
Municipal Securities	256,330	--	256,330	--
Bank Loan Obligations	143,906	--	136,248	7,658
Bank Notes	75,010	--	75,010	--
Preferred Securities	103,533	--	103,533	--
Fixed-Income Funds	1,433,638	1,433,638	--	--
Other	11	--	--	11
Money Market Funds	424,200	424,200	--	--
Total Investments in Securities:	$25,744,835	$18,281,812	$7,027,647	$435,376
Other Financial Instruments:
TBA Sale Commitments	$(6,825)	$--	$(6,825)	$--
Total Other Financial Instruments:	$(6,825)	$--	$(6,825)	$--

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

(Amounts in thousands)
Investments in Securities:
Equities - Consumer Discretionary
Beginning Balance	$393,746
Net Realized Gain (Loss) on Investment Securities	54,683
Net Unrealized Gain (Loss) on Investment Securities	(41,417)
Cost of Purchases	65,098
Proceeds of Sales	(168,376)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	(34,350)
Ending Balance	$269,384
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$137,118
Other Investments in Securities
Beginning Balance	$104,534
Net Realized Gain (Loss) on Investment Securities	432
Net Unrealized Gain (Loss) on Investment Securities	3,189
Cost of Purchases	50,801
Proceeds of Sales	(30,567)
Amortization/Accretion	176
Transfers into Level 3	37,817
Transfers out of Level 3	(390)
Ending Balance	$165,992
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at May 31, 2016	$123

The information used in the above reconciliations represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. Equity securities, including restricted securities, for which observable inputs are not available, are valued using alternate valuation approaches, including the market approach and the income approach and are categorized as Level 3 in the hierarchy. The market approach generally consists of using comparable market transactions while the income approach generally consists of using the net present value of estimated future cash flows, adjusted as appropriate for liquidity, credit, market and/or other risk factors.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, bank loan obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The following provides information on Level 3 securities held by the fund that were valued at period end based on unobservable inputs. These amounts exclude valuations provided by a broker.

Asset Type	Fair Value at 05/31/16	Valuation Technique (s)	Unobservable Input	Amount or Range / Weighted Average	Impact to Valuation from an Increase in Input(a)
Corporate Bonds	$-	Expected distribution	Recovery rate	0.0%	Increase
Equities	424,276	Broker quoted	Mid price	$13.00	Increase
		Expected distribution	Recovery rate	0.0% - 0.1% / 0.1%	Increase
		Last transaction price	Transaction price	$0.01 - $1,516.29 / $279.01	Increase
		Market comparable	EV/Sales multiple	1.0 - 4.3 / 2.4	Increase
			Discount rate	1.0% - 20.0% / 6.5%	Decrease
			Growth rate	3.5%	Increase
			Discount for lack of marketability	10.0% - 20.0% / 14.7%	Decrease
			P/E multiple	0.6	Increase
			EV/EBITDA multiple	4.1 - 8.6 / 8.6	Increase
			Recovery rate	0.1%	Increase
			Liquidation preference	$74.33	Increase
			Premium rate	22.0%	Increase
			Weighted average cost of capital	9.0%	Decrease
		Straight line	Price of underlying	$13.00	Increase
			Strike price	$40.00 - $47.50 / $44.27	Increase
Bank Loan Obligations	$6,874	Market comparable	Discount for lack of marketability	15.0%	Decrease
			EV/EBITDA multiple	6.5	Increase
Asset-Backed Securities	3,132	Discounted cash flow	Spread	4.7% - 16.4% / 4.7%	Decrease
			Yield	8.8% - 9.0% / 8.9%	Decrease
		Market observation	Evaluated bid	$62.29	Increase
Commercial Mortgage Securities	299	Discounted cash flow	Discount rate	20.0%	Decrease
			Yield	7.0% - 11.8% / 9.0%	Decrease
		Expected distribution	Recovery rate	0.0% - 30.0% / 30.0%	Increase
		Market observation	Evaluated bid	$12.40	Increase
Other	$11	Expected distribution	Recovery rate	1.0%	Increase

 (a) Represents the expected directional change in the fair value of the Level 3 investments that would result from an increase in the corresponding input. A decrease to the unobservable input would have the opposite effect. Significant changes in these inputs could result in significantly higher or lower fair value measurements.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $21,943,206,000. Net unrealized appreciation aggregated $3,801,629,000, of which $4,704,018,000 related to appreciated investment securities and $902,389,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Holdings Report
for

Fidelity® Balanced Fund

May 31, 2016

BAL-QTLY-0716
1.800332.112

Investments May 31, 2016 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 63.2%
	Shares	Value (000s)
CONSUMER DISCRETIONARY - 8.4%
Automobiles - 0.4%
Tesla Motors, Inc. (a)	503,400	$112,374
Diversified Consumer Services - 0.2%
2U, Inc. (a)	1,176,247	32,747
H&R Block, Inc.	1,415,934	30,244
		62,991
Hotels, Restaurants & Leisure - 1.1%
Hilton Worldwide Holdings, Inc.	5,107,700	106,138
Las Vegas Sands Corp.	814,517	37,663
Starbucks Corp.	2,788,374	153,054
		296,855
Internet & Catalog Retail - 1.3%
Amazon.com, Inc. (a)	510,300	368,840
Leisure Products - 0.1%
Mattel, Inc.	808,600	25,778
Media - 1.8%
Charter Communications, Inc. (a)	716,307	156,828
Comcast Corp. Class A	236,600	14,977
Interpublic Group of Companies, Inc.	492,900	11,780
ITV PLC	5,546,400	17,210
Manchester United PLC	1,130,315	19,294
MDC Partners, Inc. Class A(b)(c)	2,656,828	47,663
The Walt Disney Co.	2,258,700	224,108
		491,860
Multiline Retail - 0.2%
B&M European Value Retail S.A.	15,461,831	69,646
Specialty Retail - 2.3%
AutoZone, Inc. (a)	140,172	106,839
Home Depot, Inc.	1,630,344	215,401
L Brands, Inc.	1,799,403	123,349
Ross Stores, Inc.	2,322,536	124,023
TJX Companies, Inc.	946,248	72,028
		641,640
Textiles, Apparel & Luxury Goods - 1.0%
NIKE, Inc. Class B	3,025,650	167,076
VF Corp.	1,886,500	117,567
		284,643

TOTAL CONSUMER DISCRETIONARY		2,354,627

CONSUMER STAPLES - 6.3%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	500,900	76,713
Monster Beverage Corp.	408,900	61,335
The Coca-Cola Co.	5,728,208	255,478
		393,526
Food & Staples Retailing - 1.5%
CVS Health Corp.	2,018,185	194,654
Kroger Co.	3,278,908	117,254
Sprouts Farmers Market LLC (a)	574,190	14,217
Wal-Mart Stores, Inc.	255,490	18,084
Walgreens Boots Alliance, Inc.	641,600	49,660
Whole Foods Market, Inc.	897,076	29,020
		422,889
Food Products - 0.4%
Mead Johnson Nutrition Co. Class A	761,049	62,619
The Hershey Co.	351,450	32,632
TreeHouse Foods, Inc. (a)	175,700	16,639
		111,890
Household Products - 0.9%
Colgate-Palmolive Co.	2,440,000	171,800
Procter & Gamble Co.	1,028,293	83,333
		255,133
Personal Products - 0.3%
Estee Lauder Companies, Inc. Class A	715,432	65,662
Nu Skin Enterprises, Inc. Class A	454,521	17,931
		83,593
Tobacco - 1.8%
Altria Group, Inc.	3,768,413	239,822
British American Tobacco PLC sponsored ADR	1,459,426	177,539
Philip Morris International, Inc.	915,000	90,292
		507,653

TOTAL CONSUMER STAPLES		1,774,684

ENERGY - 4.6%
Energy Equipment & Services - 1.0%
Baker Hughes, Inc.	2,009,500	93,201
Dril-Quip, Inc. (a)	331,969	20,260
Independence Contract Drilling, Inc. (a)	1,335,233	5,341
Oceaneering International, Inc.	455,491	15,059
Schlumberger Ltd.	1,833,500	139,896
		273,757
Oil, Gas & Consumable Fuels - 3.6%
Anadarko Petroleum Corp.	1,662,202	86,202
Apache Corp.	1,255,500	71,739
Black Stone Minerals LP	1,103,100	16,955
Cabot Oil & Gas Corp.	1,801,250	43,176
Chevron Corp.	867,705	87,638
Cimarex Energy Co.	380,102	44,198
ConocoPhillips Co.	2,025,500	88,697
Devon Energy Corp.	1,649,100	59,516
Exxon Mobil Corp.	1,139,078	101,401
Kinder Morgan, Inc.	261,600	4,730
Newfield Exploration Co. (a)	947,700	38,638
Noble Energy, Inc.	1,777,530	63,547
Parsley Energy, Inc. Class A (a)	861,930	22,471
Phillips 66 Co.	937,017	75,299
Pioneer Natural Resources Co.	324,500	52,024
PrairieSky Royalty Ltd.	1,368,737	26,491
SM Energy Co.	1,095,200	34,521
Southwestern Energy Co. (a)	29,186	399
Suncor Energy, Inc.	3,235,800	89,374
		1,007,016

TOTAL ENERGY		1,280,773

FINANCIALS - 10.3%
Banks - 3.9%
Bank of America Corp.	13,823,308	204,447
Citigroup, Inc.	4,446,712	207,083
Comerica, Inc.	1,364,500	64,268
FirstMerit Corp.	362,100	8,212
Huntington Bancshares, Inc.	8,696,500	90,878
JPMorgan Chase & Co.	2,403,954	156,906
M&T Bank Corp.	926,100	110,669
Regions Financial Corp.	3,884,000	38,180
Synovus Financial Corp.	881,820	28,368
U.S. Bancorp	3,521,547	150,793
Zions Bancorporation	815,300	22,845
		1,082,649
Capital Markets - 0.9%
Bank of New York Mellon Corp.	858,400	36,104
BlackRock, Inc. Class A	190,376	69,268
E*TRADE Financial Corp. (a)	1,176,749	32,820
Goldman Sachs Group, Inc.	496,600	79,198
Northern Trust Corp.	489,619	36,281
Oaktree Capital Group LLC Class A	286,697	13,136
		266,807
Consumer Finance - 1.6%
Capital One Financial Corp.	4,121,301	301,844
Discover Financial Services	565,800	32,143
Navient Corp.	1,879,843	25,773
OneMain Holdings, Inc. (a)	886,400	27,709
SLM Corp. (a)	6,181,334	42,466
Synchrony Financial (a)	334,000	10,421
		440,356
Diversified Financial Services - 0.8%
Bats Global Markets, Inc.	76,400	2,124
Berkshire Hathaway, Inc.:
Class A (a)	129	27,309
Class B (a)	562,700	79,082
Broadcom Ltd.	287,300	44,348
CME Group, Inc.	630,800	61,749
KBC Ancora	398,674	15,486
On Deck Capital, Inc. (a)(c)	590,700	3,054
		233,152
Insurance - 1.1%
Chubb Ltd.	951,337	120,449
Direct Line Insurance Group PLC	5,007,244	27,218
Fairfax Financial Holdings Ltd. (sub. vtg.)	19,000	9,764
Marsh & McLennan Companies, Inc.	1,628,877	107,620
MetLife, Inc.	516,947	23,547
Unum Group	601,800	22,218
		310,816
Real Estate Investment Trusts - 1.8%
Altisource Residential Corp. Class B	2,176,817	21,812
American Tower Corp.	1,077,000	113,925
Boston Properties, Inc.	329,497	41,395
Coresite Realty Corp.	90,800	6,887
Crown Castle International Corp.	99,345	9,022
Duke Realty LP	1,564,000	37,020
Equinix, Inc.	140,800	50,970
Extra Space Storage, Inc.	485,800	45,165
FelCor Lodging Trust, Inc.	1,307,200	8,641
Outfront Media, Inc.	1,444,862	32,134
Store Capital Corp.	3,145,300	80,300
Sun Communities, Inc.	250,742	17,509
VEREIT, Inc.	3,066,300	29,406
		494,186
Real Estate Management & Development - 0.2%
CBRE Group, Inc. (a)	1,993,603	59,509

TOTAL FINANCIALS		2,887,475

HEALTH CARE - 9.4%
Biotechnology - 2.8%
Alexion Pharmaceuticals, Inc. (a)	423,804	63,952
Amgen, Inc.	1,165,558	184,100
Biogen, Inc. (a)	409,985	118,785
BioMarin Pharmaceutical, Inc. (a)	236,298	21,184
Celgene Corp. (a)	1,160,600	122,467
Gilead Sciences, Inc.	1,710,028	148,875
Regeneron Pharmaceuticals, Inc. (a)	152,000	60,637
Vertex Pharmaceuticals, Inc. (a)	681,500	63,482
		783,482
Health Care Equipment & Supplies - 2.3%
Abbott Laboratories	2,567,900	101,766
Boston Scientific Corp. (a)	7,592,802	172,433
Edwards Lifesciences Corp. (a)	645,364	63,568
Medtronic PLC	2,931,124	235,897
The Cooper Companies, Inc.	250,537	40,790
Wright Medical Group NV (a)	1,187,800	22,972
		637,426
Health Care Providers & Services - 1.7%
Cigna Corp.	771,760	98,870
Henry Schein, Inc. (a)	434,004	75,400
McKesson Corp.	491,348	89,985
UnitedHealth Group, Inc.	1,488,100	198,914
Universal Health Services, Inc. Class B	251,100	33,863
		497,032
Health Care Technology - 0.1%
Medidata Solutions, Inc. (a)	610,121	28,029
Life Sciences Tools & Services - 0.6%
Agilent Technologies, Inc.	1,282,300	58,845
Thermo Fisher Scientific, Inc.	682,497	103,583
		162,428
Pharmaceuticals - 1.9%
Allergan PLC (a)	631,243	148,816
Bristol-Myers Squibb Co.	2,974,541	213,275
GlaxoSmithKline PLC sponsored ADR	890,200	37,718
Horizon Pharma PLC (a)	939,900	16,194
Pfizer, Inc.	696,300	24,162
Shire PLC sponsored ADR (c)	331,000	61,619
Teva Pharmaceutical Industries Ltd. sponsored ADR	826,900	42,891
		544,675

TOTAL HEALTH CARE		2,653,072

INDUSTRIALS - 5.7%
Aerospace & Defense - 0.6%
United Technologies Corp.	1,621,000	163,040
Electrical Equipment - 1.7%
AMETEK, Inc.	8,877,161	424,506
SolarCity Corp. (a)	1,040,600	23,299
Sunrun, Inc. (a)(c)	4,160,686	26,379
		474,184
Industrial Conglomerates - 2.9%
Danaher Corp.	4,413,166	434,079
Roper Technologies, Inc.	2,208,414	377,815
		811,894
Machinery - 0.0%
SPX Flow, Inc. (a)	114,700	3,438
Professional Services - 0.5%
Verisk Analytics, Inc. (a)	1,923,716	152,724
WageWorks, Inc. (a)	90,940	5,097
		157,821

TOTAL INDUSTRIALS		1,610,377

INFORMATION TECHNOLOGY - 12.3%
Electronic Equipment & Components - 0.1%
Samsung SDI Co. Ltd.	243,061	22,969
Internet Software & Services - 4.1%
58.com, Inc. ADR (a)	516,418	27,912
Alphabet, Inc.:
Class A	33,400	25,012
Class C	761,324	560,112
Box, Inc. Class A (a)(c)	702,500	8,823
Cornerstone OnDemand, Inc. (a)	853,400	34,145
Facebook, Inc. Class A (a)	2,718,807	323,021
Just Dial Ltd.	1,357,105	13,723
New Relic, Inc. (a)	1,946,975	58,721
Tencent Holdings Ltd.	507,200	11,302
Yahoo!, Inc. (a)	2,536,200	96,223
		1,158,994
IT Services - 0.7%
Alliance Data Systems Corp. (a)	72,700	16,153
Blackhawk Network Holdings, Inc. (a)	1,244,727	42,844
Cognizant Technology Solutions Corp. Class A (a)	57,852	3,554
Global Payments, Inc.	335,800	26,088
PayPal Holdings, Inc. (a)	973,000	36,770
Travelport Worldwide Ltd.	5,980,862	79,187
		204,596
Semiconductors & Semiconductor Equipment - 2.2%
Intersil Corp. Class A	1,505,360	20,352
Lam Research Corp.	306,400	25,373
Marvell Technology Group Ltd.	6,767,177	69,228
Maxim Integrated Products, Inc.	76,400	2,900
Micron Technology, Inc. (a)	780,111	9,923
NVIDIA Corp.	862,773	40,309
NXP Semiconductors NV (a)	1,188,300	112,282
Qorvo, Inc. (a)	4,336,717	221,042
Qualcomm, Inc.	1,087,844	59,744
Semtech Corp. (a)	1,413,100	33,264
SolarEdge Technologies, Inc. (a)	680,800	14,875
		609,292
Software - 3.0%
Activision Blizzard, Inc.	1,173,550	46,074
Adobe Systems, Inc. (a)	579,667	57,659
Autodesk, Inc. (a)	5,137,870	299,384
Electronic Arts, Inc. (a)	926,500	71,109
HubSpot, Inc. (a)	481,345	22,989
Microsoft Corp.	2,287,187	121,221
Mobileye NV (a)(c)	268,100	10,180
Salesforce.com, Inc. (a)	2,047,574	171,402
Varonis Systems, Inc. (a)	639,605	15,555
Zendesk, Inc. (a)	1,292,453	31,652
		847,225
Technology Hardware, Storage & Peripherals - 2.2%
Apple, Inc.	4,570,614	456,422
EMC Corp.	2,682,800	74,984
HP, Inc.	6,562,883	87,811
Western Digital Corp.	44,374	2,065
		621,282

TOTAL INFORMATION TECHNOLOGY		3,464,358

MATERIALS - 2.5%
Chemicals - 2.0%
CF Industries Holdings, Inc.	762,000	21,077
E.I. du Pont de Nemours & Co.	2,052,800	134,274
Eastman Chemical Co.	754,482	55,349
Ecolab, Inc.	1,722,540	201,951
Ingevity Corp. (a)	229,180	6,678
Monsanto Co.	288,300	32,425
PPG Industries, Inc.	573,700	61,776
W.R. Grace & Co.	558,601	43,370
		556,900
Construction Materials - 0.1%
Eagle Materials, Inc.	464,400	36,372
Containers & Packaging - 0.4%
Ball Corp.	54,000	3,904
Graphic Packaging Holding Co.	2,842,568	38,090
WestRock Co.	1,375,080	54,467
		96,461

TOTAL MATERIALS		689,733

TELECOMMUNICATION SERVICES - 1.5%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	6,168,464	241,495
Cogent Communications Group, Inc.	399,968	15,927
Level 3 Communications, Inc. (a)	798,009	43,053
Verizon Communications, Inc.	1,818,836	92,579
Zayo Group Holdings, Inc. (a)	554,800	15,412
		408,466
Wireless Telecommunication Services - 0.1%
T-Mobile U.S., Inc. (a)	228,000	9,749
Telephone & Data Systems, Inc.	255,216	7,348
		17,097

TOTAL TELECOMMUNICATION SERVICES		425,563

UTILITIES - 2.2%
Electric Utilities - 1.5%
Edison International	635,727	45,537
Exelon Corp.	2,511,200	86,059
FirstEnergy Corp.	507,348	16,646
NextEra Energy, Inc.	1,036,700	124,528
PG&E Corp.	1,139,029	68,433
PPL Corp.	1,581,200	60,939
		402,142
Independent Power and Renewable Electricity Producers - 0.1%
NRG Energy, Inc.	604,746	9,906
NRG Yield, Inc. Class C (c)	533,625	8,250
Vivint Solar, Inc. (a)(c)	2,996,551	10,758
		28,914
Multi-Utilities - 0.6%
CenterPoint Energy, Inc.	426,200	9,602
Dominion Resources, Inc.	1,043,639	75,403
Sempra Energy	844,259	90,437
		175,442

TOTAL UTILITIES		606,498

TOTAL COMMON STOCKS
(Cost $14,542,460)		17,747,160

Convertible Preferred Stocks - 0.0%
ENERGY - 0.0%
Oil, Gas & Consumable Fuels - 0.0%
Southwestern Energy Co. Series B 6.25%	121,377	3,914
INFORMATION TECHNOLOGY - 0.0%
Software - 0.0%
MongoDB, Inc. Series F, 8.00% (a)(d)	281,270	2,284
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $10,773)		6,198
	Principal Amount (000s)	Value (000s)

Nonconvertible Bonds - 14.7%
CONSUMER DISCRETIONARY - 1.1%
Automobiles - 0.4%
General Motors Co.:
3.5% 10/2/18	5,595	5,738
5.2% 4/1/45	3,663	3,558
6.25% 10/2/43	921	1,016
6.6% 4/1/36	4,528	5,164
6.75% 4/1/46	7,595	8,885
General Motors Financial Co., Inc.:
2.625% 7/10/17	1,780	1,793
3.15% 1/15/20	19,000	19,194
3.25% 5/15/18	2,895	2,950
3.5% 7/10/19	41,541	42,638
4% 1/15/25	7,674	7,633
4.2% 3/1/21	10,665	11,142
4.25% 5/15/23	3,220	3,289
4.75% 8/15/17	3,095	3,196
Volkswagen International Finance NV 2.375% 3/22/17 (e)	1,830	1,841
		118,037
Diversified Consumer Services - 0.0%
Ingersoll-Rand Global Holding Co. Ltd. 2.875% 1/15/19	617	635
Hotels, Restaurants & Leisure - 0.0%
McDonald's Corp.:
2.75% 12/9/20	1,722	1,768
3.7% 1/30/26	4,539	4,824
4.7% 12/9/35	2,343	2,518
4.875% 12/9/45	3,677	4,073
		13,183
Media - 0.7%
21st Century Fox America, Inc.:
6.15% 2/15/41	6,333	7,715
7.75% 12/1/45	9,421	13,244
AOL Time Warner, Inc. 2.95% 7/15/26	23,000	22,573
Charter Communications Operating LLC/Charter Communications Operating Capital Corp.:
4.464% 7/23/22 (e)	10,261	10,808
4.908% 7/23/25 (e)	6,898	7,392
6.484% 10/23/45 (e)	4,347	5,014
Discovery Communications LLC 5.05% 6/1/20	204	222
Thomson Reuters Corp.:
1.3% 2/23/17	2,082	2,084
3.85% 9/29/24	5,214	5,418
Time Warner Cable, Inc.:
4% 9/1/21	10,989	11,438
4.5% 9/15/42	3,752	3,343
5.5% 9/1/41	3,051	3,073
5.85% 5/1/17	1,829	1,896
5.875% 11/15/40	7,066	7,374
6.55% 5/1/37	40,485	45,583
6.75% 7/1/18	1,974	2,152
7.3% 7/1/38	7,024	8,446
8.25% 4/1/19	11,974	13,851
Time Warner, Inc. 2.1% 6/1/19	12,500	12,596
Viacom, Inc.:
2.5% 9/1/18	809	818
3.5% 4/1/17	264	268
		185,308

TOTAL CONSUMER DISCRETIONARY		317,163

CONSUMER STAPLES - 0.9%
Beverages - 0.3%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	18,881	19,214
3.3% 2/1/23	20,335	20,901
4.7% 2/1/36	19,253	20,803
4.9% 2/1/46	22,019	24,539
SABMiller Holdings, Inc. 2.45% 1/15/17 (e)	2,353	2,371
		87,828
Food & Staples Retailing - 0.1%
CVS Health Corp.:
3.5% 7/20/22	4,494	4,742
3.875% 7/20/25	7,967	8,563
Kroger Co. 3.3% 1/15/21	6,190	6,507
Walgreens Boots Alliance, Inc.:
2.7% 11/18/19	3,939	4,024
3.3% 11/18/21	4,671	4,827
		28,663
Food Products - 0.1%
Cargill, Inc. 6% 11/27/17 (e)	572	611
ConAgra Foods, Inc. 1.9% 1/25/18	2,279	2,293
William Wrigley Jr. Co.:
1.4% 10/21/16(e)	3,710	3,716
2% 10/20/17 (e)	5,313	5,360
		11,980
Tobacco - 0.4%
Altria Group, Inc.:
2.625% 1/14/20	12,900	13,266
4% 1/31/24	3,615	3,959
Imperial Tobacco Finance PLC:
3.75% 7/21/22 (e)	8,553	8,934
4.25% 7/21/25 (e)	8,553	9,132
Reynolds American, Inc.:
2.3% 6/12/18	3,810	3,866
3.25% 6/12/20	1,695	1,766
4% 6/12/22	5,830	6,265
4.45% 6/12/25	4,227	4,638
4.85% 9/15/23	8,000	8,981
5.7% 8/15/35	2,194	2,578
5.85% 8/15/45	16,830	20,543
6.15% 9/15/43	14,000	17,239
7.25% 6/15/37	7,569	10,026
		111,193

TOTAL CONSUMER STAPLES		239,664

ENERGY - 2.3%
Energy Equipment & Services - 0.2%
DCP Midstream LLC:
4.75% 9/30/21 (e)	6,909	6,374
5.35% 3/15/20 (e)	6,814	6,559
El Paso Pipeline Partners Operating Co. LLC:
5% 10/1/21	2,791	2,883
6.5% 4/1/20	3,517	3,819
Halliburton Co.:
3.8% 11/15/25	4,660	4,713
4.85% 11/15/35	4,069	4,177
5% 11/15/45	5,575	5,702
Noble Holding International Ltd.:
4% 3/16/18 (f)	617	598
5.95% 4/1/25	3,936	2,883
6.95% 4/1/45	3,799	2,507
Transocean, Inc. 5.55% 12/15/16 (f)	4,522	4,556
		44,771
Oil, Gas & Consumable Fuels - 2.1%
Anadarko Finance Co. 7.5% 5/1/31	5,158	5,835
Anadarko Petroleum Corp.:
4.85% 3/15/21	11,445	11,860
5.55% 3/15/26	6,563	6,996
6.375% 9/15/17	1,978	2,081
6.6% 3/15/46	8,910	9,904
BP Capital Markets PLC:
4.5% 10/1/20	1,336	1,463
4.742% 3/11/21	6,000	6,659
Canadian Natural Resources Ltd. 1.75% 1/15/18	2,851	2,801
Cenovus Energy, Inc. 5.7% 10/15/19	6,698	6,855
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	1,617	1,614
3.3% 6/1/20	7,911	7,935
4.5% 6/1/25	2,416	2,497
DCP Midstream Operating LP:
2.5% 12/1/17	3,027	2,959
2.7% 4/1/19	5,369	5,028
3.875% 3/15/23	2,761	2,450
4.95% 4/1/22	1,267	1,213
5.6% 4/1/44	2,216	1,823
Duke Energy Field Services 6.45% 11/3/36 (e)	6,493	5,438
El Paso Natural Gas Co. 5.95% 4/15/17	1,572	1,618
Empresa Nacional de Petroleo 4.375% 10/30/24 (e)	5,615	5,767
Enable Midstream Partners LP:
2.4% 5/15/19	1,957	1,783
3.9% 5/15/24	2,064	1,749
Enbridge Energy Partners LP:
4.2% 9/15/21	8,103	8,154
4.375% 10/15/20	5,808	5,860
Gulfstream Natural Gas System LLC 6.95% 6/1/16 (e)	780	780
Kinder Morgan Energy Partners LP:
2.65% 2/1/19	804	796
3.45% 2/15/23	9,672	9,079
3.95% 9/1/22	6,675	6,539
6.55% 9/15/40	904	880
Kinder Morgan, Inc.:
2% 12/1/17	2,620	2,590
3.05% 12/1/19	2,353	2,345
Marathon Petroleum Corp. 5.125% 3/1/21	4,415	4,774
Motiva Enterprises LLC 5.75% 1/15/20 (e)	1,252	1,351
MPLX LP 4% 2/15/25	1,190	1,068
Nakilat, Inc. 6.067% 12/31/33 (e)	2,490	2,802
Nexen, Inc. 6.2% 7/30/19	2,252	2,498
Pemex Project Funding Master Trust 5.75% 3/1/18	25,063	26,103
Petrobras Global Finance BV:
3% 1/15/19	18,609	17,102
3.25% 3/17/17	21,613	21,591
4.375% 5/20/23	4,137	3,171
4.875% 3/17/20	23,870	21,559
5.625% 5/20/43	22,261	14,804
7.25% 3/17/44	30,172	22,959
Petrobras International Finance Co. Ltd.:
5.375% 1/27/21	47,072	41,659
5.75% 1/20/20	17,949	16,841
5.875% 3/1/18	3,468	3,503
7.875% 3/15/19	7,382	7,484
Petroleos Mexicanos:
3.5% 7/18/18	8,047	8,071
3.5% 7/23/20	8,815	8,628
3.5% 1/30/23	5,005	4,555
4.5% 1/23/26	11,915	11,181
4.875% 1/24/22	1,430	1,429
4.875% 1/18/24	7,021	6,889
5.5% 1/21/21	13,423	13,943
5.5% 6/27/44	19,723	16,473
5.625% 1/23/46	11,673	9,907
6% 3/5/20	4,797	5,091
6.375% 1/23/45	26,396	24,715
6.5% 6/2/41	8,420	7,957
6.875% 8/4/26 (e)	13,000	14,126
8% 5/3/19	3,943	4,374
Phillips 66 Co.:
2.95% 5/1/17	1,844	1,873
4.3% 4/1/22	6,383	6,834
Phillips 66 Partners LP 2.646% 2/15/20	652	643
Plains All American Pipeline LP/PAA Finance Corp. 6.125% 1/15/17	1,940	1,993
Shell International Finance BV 4.375% 5/11/45	18,896	19,483
Southeast Supply Header LLC 4.25% 6/15/24 (e)	5,790	5,601
Southwestern Energy Co.:
3.3% 1/23/18	3,081	2,973
4.05% 1/23/20	5,591	5,004
4.95% 1/23/25	4,632	3,879
Spectra Energy Capital, LLC 5.65% 3/1/20	1,087	1,152
Spectra Energy Partners LP:
2.95% 6/15/16	1,472	1,473
4.6% 6/15/21	1,816	1,929
Suncor Energy, Inc. 6.1% 6/1/18	623	667
The Williams Companies, Inc.:
3.7% 1/15/23	5,046	4,251
4.55% 6/24/24	25,316	22,088
Western Gas Partners LP 5.375% 6/1/21	10,614	10,685
Williams Partners LP:
3.6% 3/15/22	5,086	4,476
4% 11/15/21	3,157	2,921
4.3% 3/4/24	10,014	8,910
4.5% 11/15/23	3,444	3,128
		589,922

TOTAL ENERGY		634,693

FINANCIALS - 7.6%
Banks - 3.6%
Banco Nacional de Desenvolvimento Economico e Social:
3.375% 9/26/16 (e)	6,350	6,339
4% 4/14/19 (e)	18,318	17,929
5.5% 7/12/20 (e)	21,376	21,403
5.75% 9/26/23 (e)	5,809	5,733
6.369% 6/16/18 (e)	12,537	12,938
6.5% 6/10/19 (e)	2,097	2,165
Bank of America Corp.:
1.35% 11/21/16	5,398	5,406
2.6% 1/15/19	57,427	58,325
3.875% 8/1/25	5,598	5,842
3.95% 4/21/25	11,273	11,256
4% 1/22/25	2,766	2,771
4.2% 8/26/24	11,449	11,691
4.25% 10/22/26	6,748	6,848
4.45% 3/3/26	9,902	10,220
5.625% 10/14/16	22,550	22,933
5.75% 12/1/17	19,000	20,099
6.5% 8/1/16	1,220	1,231
Bank of Tokyo-Mitsubishi UFJ Ltd.:
1.7% 3/5/18 (e)	20,793	20,781
2.3% 3/5/20 (e)	10,090	10,141
Barclays PLC:
2% 3/16/18	16,700	16,673
2.75% 11/8/19	5,728	5,720
3.25% 1/12/21	8,790	8,862
4.375% 1/12/26	11,847	12,071
BB&T Corp. 3.95% 3/22/22	1,805	1,924
Capital One NA 2.95% 7/23/21	8,837	8,982
Citigroup, Inc.:
1.55% 8/14/17	26,000	26,025
1.75% 5/1/18	21,658	21,662
1.8% 2/5/18	17,419	17,438
1.85% 11/24/17	13,884	13,921
2.15% 7/30/18	17,815	17,947
3.875% 3/26/25	17,000	16,985
4.05% 7/30/22	17,500	18,242
4.3% 11/20/26	14,000	14,168
Citizens Bank NA 2.55% 5/13/21	3,064	3,058
Citizens Financial Group, Inc. 4.15% 9/28/22 (e)	7,659	7,889
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	8,440	8,344
3.75% 3/26/25	8,440	8,260
3.8% 9/15/22	13,270	13,368
Credit Suisse New York Branch 5.4% 1/14/20	1,450	1,572
Discover Bank 7% 4/15/20	4,144	4,679
Fifth Third Bancorp:
2.875% 7/27/20	43,000	43,718
3.5% 3/15/22	638	663
4.5% 6/1/18	584	612
5.45% 1/15/17	4,032	4,132
HBOS PLC 6.75% 5/21/18 (e)	560	602
HSBC Holdings PLC 4.25% 3/14/24	3,415	3,463
Huntington Bancshares, Inc. 7% 12/15/20	3,353	3,881
Huntington National Bank:
1.7% 2/26/18	37,500	37,509
2.2% 4/1/19	3,200	3,208
2.4% 4/1/20	40,000	39,952
Intesa Sanpaolo SpA:
5.017% 6/26/24 (e)	5,410	5,127
5.71% 1/15/26 (e)	13,365	13,139
JPMorgan Chase & Co.:
2.75% 6/23/20	10,395	10,588
3.875% 9/10/24	26,780	27,331
4.125% 12/15/26	102,076	105,681
KeyCorp. 5.1% 3/24/21	628	698
Rabobank Nederland 4.375% 8/4/25	13,516	14,066
Regions Bank 6.45% 6/26/37	12,100	14,371
Regions Financial Corp.:
2% 5/15/18	7,953	7,951
3.2% 2/8/21	5,563	5,622
Royal Bank of Canada 4.65% 1/27/26	10,184	10,636
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	65,325	64,532
6% 12/19/23	12,648	13,185
6.1% 6/10/23	9,334	9,769
6.125% 12/15/22	39,429	41,847
SunTrust Banks, Inc.:
2.35% 11/1/18	3,000	3,035
3.5% 1/20/17	4,862	4,920
Wells Fargo & Co.:
4.1% 6/3/26	15,000	15,815
4.48% 1/16/24	6,481	7,007
		1,014,901
Capital Markets - 1.6%
Affiliated Managers Group, Inc.:
3.5% 8/1/25	8,929	8,692
4.25% 2/15/24	3,357	3,469
Credit Suisse AG 6% 2/15/18	17,158	18,137
Deutsche Bank AG 4.5% 4/1/25	27,715	25,712
Deutsche Bank AG London Branch 2.85% 5/10/19	18,270	18,278
Goldman Sachs Group, Inc.:
1.748% 9/15/17	24,600	24,600
2.55% 10/23/19	85,599	86,773
2.6% 4/23/20	1,000	1,010
2.625% 1/31/19	30,072	30,579
2.9% 7/19/18	10,319	10,544
5.95% 1/18/18	5,343	5,699
6.15% 4/1/18	3,993	4,304
6.25% 9/1/17	23,534	24,844
Lazard Group LLC:
4.25% 11/14/20	5,286	5,551
6.85% 6/15/17	1,319	1,383
Merrill Lynch & Co., Inc. 6.4% 8/28/17	30,624	32,418
Morgan Stanley:
1.875% 1/5/18	7,156	7,181
2.125% 4/25/18	18,100	18,242
2.5% 1/24/19	43,150	43,819
2.65% 1/27/20	2,659	2,699
4.875% 11/1/22	8,674	9,410
5.625% 9/23/19	547	606
5.95% 12/28/17	301	320
6.625% 4/1/18	1,804	1,960
Peachtree Corners Funding Trust 3.976% 2/15/25 (e)	10,000	10,075
UBS AG Stamford Branch:
1.375% 6/1/17	6,466	6,465
1.8% 3/26/18	12,466	12,517
2.375% 8/14/19	12,750	12,931
UBS Group Funding Ltd. 4.125% 9/24/25 (e)	9,717	9,965
		438,183
Consumer Finance - 0.5%
Capital One Financial Corp. 2.45% 4/24/19	5,260	5,307
Discover Financial Services:
3.85% 11/21/22	2,701	2,736
3.95% 11/6/24	20,000	20,306
5.2% 4/27/22	2,488	2,689
6.45% 6/12/17	13,316	13,898
Ford Motor Credit Co. LLC:
2.145% 1/9/18	25,000	25,133
2.875% 10/1/18	11,000	11,224
5% 5/15/18	10,000	10,578
5.875% 8/2/21	12,574	14,298
Hyundai Capital America:
1.45% 2/6/17 (e)	6,312	6,310
1.875% 8/9/16 (e)	1,605	1,607
2.125% 10/2/17 (e)	2,357	2,369
2.55% 2/6/19 (e)	6,671	6,756
2.875% 8/9/18 (e)	2,848	2,899
Synchrony Financial:
1.875% 8/15/17	1,554	1,553
3% 8/15/19	2,283	2,308
3.75% 8/15/21	8,466	8,740
4.25% 8/15/24	3,469	3,586
		142,297
Diversified Financial Services - 0.1%
Brixmor Operating Partnership LP 3.875% 8/15/22	5,986	5,995
IntercontinentalExchange, Inc.:
2.75% 12/1/20	3,082	3,169
3.75% 12/1/25	5,510	5,709
		14,873
Insurance - 0.6%
ACE INA Holdings, Inc. 2.875% 11/3/22	5,658	5,813
AIA Group Ltd. 2.25% 3/11/19 (e)	1,416	1,422
American International Group, Inc.:
3.3% 3/1/21	4,640	4,759
3.75% 7/10/25	14,847	14,909
4.875% 6/1/22	11,881	12,978
5.6% 10/18/16	5,560	5,651
Aon Corp. 5% 9/30/20	129	143
Five Corners Funding Trust 4.419% 11/15/23 (e)	9,345	9,919
Great-West Life & Annuity Insurance Co. 3.1641% 5/16/46 (e)(f)	2,508	2,213
Hartford Financial Services Group, Inc. 5.375% 3/15/17	685	706
Liberty Mutual Group, Inc.:
4.25% 6/15/23 (e)	6,498	6,803
5% 6/1/21 (e)	8,525	9,308
Marsh & McLennan Companies, Inc. 4.8% 7/15/21	4,819	5,310
Massachusetts Mutual Life Insurance Co. 4.5% 4/15/65 (e)	9,547	8,712
Metropolitan Life Global Funding I 1.875% 6/22/18 (e)	7,075	7,128
Northwestern Mutual Life Insurance Co. 6.063% 3/30/40 (e)	4,915	6,066
Pacific Life Insurance Co. 9.25% 6/15/39 (e)	3,967	5,664
Pacific LifeCorp:
5.125% 1/30/43 (e)	7,709	8,022
6% 2/10/20 (e)	9,721	10,784
Prudential Financial, Inc.:
2.3% 8/15/18	888	902
4.5% 11/16/21	1,764	1,940
7.375% 6/15/19	2,520	2,903
Teachers Insurance & Annuity Association of America 4.9% 9/15/44 (e)	8,243	8,941
TIAA Asset Management Finance LLC:
2.95% 11/1/19 (e)	1,938	1,969
4.125% 11/1/24 (e)	2,810	2,892
Unum Group:
3.875% 11/5/25	9,271	9,200
5.625% 9/15/20	3,860	4,253
5.75% 8/15/42	12,079	12,814
7.125% 9/30/16	2,076	2,114
		174,238
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.:
2.75% 1/15/20	1,369	1,362
4.6% 4/1/22	2,035	2,157
American Campus Communities Operating Partnership LP 3.75% 4/15/23	1,759	1,782
American Tower Corp. 2.8% 6/1/20	8,000	8,078
AvalonBay Communities, Inc. 3.625% 10/1/20	2,800	2,961
Camden Property Trust 2.95% 12/15/22	2,417	2,408
CommonWealth REIT 5.875% 9/15/20	1,166	1,270
Corporate Office Properties LP:
3.7% 6/15/21	4,267	4,236
5% 7/1/25	4,089	4,203
DDR Corp.:
3.625% 2/1/25	3,723	3,647
4.25% 2/1/26	3,429	3,508
4.625% 7/15/22	4,470	4,756
4.75% 4/15/18	6,131	6,408
7.5% 4/1/17	8,836	9,252
Duke Realty LP:
3.625% 4/15/23	3,152	3,216
3.75% 12/1/24	2,549	2,596
3.875% 10/15/22	5,452	5,648
4.375% 6/15/22	3,753	3,993
5.95% 2/15/17	346	356
6.75% 3/15/20	1,339	1,532
8.25% 8/15/19	2,643	3,120
Equity One, Inc.:
3.75% 11/15/22	8,200	8,185
6% 9/15/17	876	917
Federal Realty Investment Trust 5.9% 4/1/20	1,971	2,236
HCP, Inc.:
3.15% 8/1/22	7,000	6,829
3.875% 8/15/24	13,000	12,866
Health Care REIT, Inc.:
2.25% 3/15/18	2,600	2,616
4% 6/1/25	6,098	6,239
4.125% 4/1/19	13,700	14,379
4.7% 9/15/17	843	872
HRPT Properties Trust:
6.25% 6/15/17	996	1,016
6.65% 1/15/18	676	707
Lexington Corporate Properties Trust 4.4% 6/15/24	2,249	2,262
Omega Healthcare Investors, Inc.:
4.5% 1/15/25	2,128	2,068
4.5% 4/1/27	34,977	33,430
4.95% 4/1/24	2,101	2,135
5.25% 1/15/26	10,420	10,695
Retail Opportunity Investments Partnership LP:
4% 12/15/24	1,583	1,506
5% 12/15/23	1,140	1,170
Weingarten Realty Investors 3.375% 10/15/22	1,228	1,230
WP Carey, Inc. 4% 2/1/25	9,404	9,010
		196,857
Real Estate Management & Development - 0.5%
Brandywine Operating Partnership LP:
3.95% 2/15/23	7,304	7,326
4.1% 10/1/24	6,548	6,569
4.55% 10/1/29	6,548	6,578
4.95% 4/15/18	4,846	5,062
5.7% 5/1/17	309	320
Digital Realty Trust LP:
3.4% 10/1/20	9,100	9,331
3.95% 7/1/22	5,752	5,916
4.75% 10/1/25	6,539	6,836
5.25% 3/15/21	4,138	4,568
Essex Portfolio LP 5.5% 3/15/17	3,921	4,036
Liberty Property LP:
3.375% 6/15/23	3,313	3,289
4.125% 6/15/22	3,219	3,363
4.75% 10/1/20	8,747	9,449
5.5% 12/15/16	2,529	2,582
Mack-Cali Realty LP:
2.5% 12/15/17	4,556	4,561
3.15% 5/15/23	7,438	6,654
4.5% 4/18/22	2,016	2,023
7.75% 8/15/19	2,476	2,788
Mid-America Apartments LP:
4% 11/15/25	2,248	2,330
4.3% 10/15/23	1,248	1,320
Post Apartment Homes LP 3.375% 12/1/22	1,364	1,360
Regency Centers LP 5.875% 6/15/17	1,329	1,384
Tanger Properties LP:
3.75% 12/1/24	4,790	4,836
3.875% 12/1/23	2,716	2,780
6.125% 6/1/20	9,597	10,849
Ventas Realty LP:
1.25% 4/17/17	3,126	3,122
1.55% 9/26/16	1,068	1,069
3.125% 6/15/23	2,534	2,528
3.5% 2/1/25	2,833	2,834
3.75% 5/1/24	7,900	8,068
4.125% 1/15/26	2,782	2,911
4.375% 2/1/45	1,322	1,226
Ventas Realty LP/Ventas Capital Corp.:
2% 2/15/18	4,056	4,061
4% 4/30/19	1,999	2,091
		144,020

TOTAL FINANCIALS		2,125,369

HEALTH CARE - 0.7%
Biotechnology - 0.1%
AbbVie, Inc.:
1.75% 11/6/17	6,470	6,484
3.2% 11/6/22	8,127	8,265
3.6% 5/14/25	12,082	12,380
		27,129
Health Care Providers & Services - 0.3%
Express Scripts Holding Co.:
3.9% 2/15/22	1,915	2,005
4.75% 11/15/21	17,355	19,124
HCA Holdings, Inc.:
3.75% 3/15/19	11,874	12,230
4.25% 10/15/19	20,200	20,958
4.75% 5/1/23	375	383
5.875% 3/15/22	450	486
6.5% 2/15/20	12,966	14,263
McKesson Corp. 2.284% 3/15/19	6,400	6,489
Medco Health Solutions, Inc. 4.125% 9/15/20	5,031	5,376
UnitedHealth Group, Inc.:
3.35% 7/15/22	3,113	3,286
3.75% 7/15/25	8,581	9,240
WellPoint, Inc. 1.875% 1/15/18	195	196
		94,036
Life Sciences Tools & Services - 0.1%
Thermo Fisher Scientific, Inc.:
1.3% 2/1/17	1,745	1,745
2.4% 2/1/19	1,100	1,112
3.3% 2/15/22	13,389	13,720
		16,577
Pharmaceuticals - 0.2%
Actavis Funding SCS:
1.3% 6/15/17	12,949	12,909
2.45% 6/15/19	3,839	3,868
3% 3/12/20	7,106	7,199
3.45% 3/15/22	12,371	12,561
Mylan N.V.:
2.6% 6/9/19 (e)	4,811	4,806
3.25% 6/9/21 (e)	9,840	9,829
Mylan, Inc. 1.35% 11/29/16	2,039	2,037
Perrigo Co. PLC:
1.3% 11/8/16	1,664	1,660
2.3% 11/8/18	1,780	1,772
Perrigo Finance PLC:
3.5% 12/15/21	1,752	1,772
3.9% 12/15/24	2,611	2,566
4.9% 12/15/44	1,145	1,057
Watson Pharmaceuticals, Inc. 1.875% 10/1/17	2,149	2,152
Zoetis, Inc. 1.875% 2/1/18	992	991
		65,179

TOTAL HEALTH CARE		202,921

INDUSTRIALS - 0.3%
Aerospace & Defense - 0.0%
BAE Systems Holdings, Inc. 6.375% 6/1/19 (e)	5,000	5,595
Airlines - 0.1%
Continental Airlines, Inc.:
6.648% 3/15/19	699	717
6.9% 7/2/19	238	243
Southwest Airlines Co. 2.75% 11/6/19	14,700	15,053
U.S. Airways pass-thru trust certificates:
6.85% 1/30/18	1,471	1,515
8.36% 1/20/19	936	988
		18,516
Machinery - 0.0%
Ingersoll-Rand Luxembourg Finance SA 2.625% 5/1/20	1,829	1,836
Trading Companies & Distributors - 0.2%
Air Lease Corp.:
2.125% 1/15/18	3,319	3,315
2.625% 9/4/18	8,396	8,363
3.375% 6/1/21	4,953	4,997
3.75% 2/1/22	7,839	7,953
3.875% 4/1/21	6,320	6,522
4.25% 9/15/24	5,492	5,530
4.75% 3/1/20	5,518	5,890
		42,570

TOTAL INDUSTRIALS		68,517

INFORMATION TECHNOLOGY - 0.2%
Electronic Equipment & Components - 0.0%
Diamond 1 Finance Corp./Diamond 2 Finance Corp.:
6.02% 6/15/26 (e)(g)	3,670	3,703
8.35% 7/15/46 (e)(g)	3,667	3,728
Tyco Electronics Group SA:
2.375% 12/17/18	1,262	1,270
6.55% 10/1/17	1,119	1,192
		9,893
IT Services - 0.0%
Xerox Corp. 2.95% 3/15/17	1,143	1,150
Technology Hardware, Storage & Peripherals - 0.2%
Apple, Inc. 4.375% 5/13/45	18,876	19,884
Hewlett Packard Enterprise Co.:
3.6% 10/15/20 (e)	8,781	9,021
4.9% 10/15/25 (e)	8,781	8,981
6.35% 10/15/45 (e)	8,781	8,389
		46,275

TOTAL INFORMATION TECHNOLOGY		57,318

MATERIALS - 0.1%
Metals & Mining - 0.1%
BHP Billiton Financial (U.S.A.) Ltd.:
6.25% 10/19/75 (e)(f)	3,645	3,809
6.75% 10/19/75 (e)(f)	9,054	9,416
Corporacion Nacional del Cobre de Chile (Codelco):
3.875% 11/3/21 (e)	8,722	9,076
4.5% 8/13/23 (Reg. S)	10,600	10,924
4.875% 11/4/44 (e)	2,152	2,041
4.875% 11/4/44 (Reg. S)	5,050	4,789
		40,055
TELECOMMUNICATION SERVICES - 0.7%
Diversified Telecommunication Services - 0.7%
AT&T, Inc.:
2.45% 6/30/20	5,759	5,787
3.6% 2/17/23	13,016	13,353
4.75% 5/15/46	7,350	7,288
4.8% 6/15/44	18,630	18,643
BellSouth Capital Funding Corp. 7.875% 2/15/30	61	76
CenturyLink, Inc.:
5.15% 6/15/17	487	499
6% 4/1/17	3,467	3,571
6.15% 9/15/19	4,463	4,681
Embarq Corp. 7.995% 6/1/36	53,896	53,842
Verizon Communications, Inc.:
2.625% 2/21/20	9,818	10,058
4.5% 9/15/20	45,631	50,051
5.012% 8/21/54	23,143	23,919
6.1% 4/15/18	4,897	5,313
6.25% 4/1/37	4,611	5,515
		202,596
Wireless Telecommunication Services - 0.0%
America Movil S.A.B. de CV 2.375% 9/8/16	371	372

TOTAL TELECOMMUNICATION SERVICES		202,968

UTILITIES - 0.8%
Electric Utilities - 0.7%
Duquesne Light Holdings, Inc.:
5.9% 12/1/21 (e)	5,539	6,242
6.4% 9/15/20 (e)	14,254	16,212
Edison International 3.75% 9/15/17	4,499	4,630
Entergy Corp. 4% 7/15/22	8,700	9,204
Eversource Energy 1.45% 5/1/18	1,676	1,668
Exelon Corp.:
1.55% 6/9/17	1,687	1,687
3.95% 6/15/25	7,948	8,337
FirstEnergy Corp.:
2.75% 3/15/18	11,918	12,004
4.25% 3/15/23	27,079	27,951
7.375% 11/15/31	43,919	53,513
FirstEnergy Solutions Corp. 6.05% 8/15/21	12,120	13,003
IPALCO Enterprises, Inc. 3.45% 7/15/20	13,932	14,071
LG&E and KU Energy LLC 3.75% 11/15/20	1,034	1,093
Nevada Power Co. 6.5% 8/1/18	2,642	2,922
NV Energy, Inc. 6.25% 11/15/20	1,957	2,292
Pennsylvania Electric Co. 6.05% 9/1/17	618	650
PG&E Corp. 2.4% 3/1/19	931	945
Progress Energy, Inc. 4.4% 1/15/21	405	440
TECO Finance, Inc. 5.15% 3/15/20	164	180
West Penn Power Co. 5.95% 12/15/17 (e)	6,500	6,880
		183,924
Gas Utilities - 0.0%
Southern Natural Gas Co. 5.9% 4/1/17 (e)	357	367
Southern Natural Gas Co./Southern Natural Issuing Corp. 4.4% 6/15/21	2,473	2,485
Texas Eastern Transmission LP 6% 9/15/17 (e)	1,301	1,365
		4,217
Multi-Utilities - 0.1%
Dominion Resources, Inc.:
2.9286% 9/30/66 (f)	20,448	15,134
7.5% 6/30/66 (f)	5,485	4,580
NiSource Finance Corp.:
5.45% 9/15/20	6,455	7,250
6.4% 3/15/18	1,206	1,301
6.8% 1/15/19	4,065	4,564
Puget Energy, Inc. 6% 9/1/21	813	924
Wisconsin Energy Corp. 6.25% 5/15/67 (f)	4,882	4,015
		37,768

TOTAL UTILITIES		225,909

TOTAL NONCONVERTIBLE BONDS
(Cost $4,073,826)		4,114,577

U.S. Government and Government Agency Obligations - 5.5%
U.S. Treasury Inflation-Protected Obligations - 1.4%
U.S. Treasury Inflation-Indexed Bonds:
0.75% 2/15/45	$118,740	$113,035
1.375% 2/15/44	99,615	109,750
U.S. Treasury Inflation-Indexed Notes:
0.25% 1/15/25	63,366	63,202
0.625% 1/15/26	100,219	103,541

TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS		389,528

U.S. Treasury Obligations - 4.1%
U.S. Treasury Bills, yield at date of purchase 0.2% to 0.3% 6/9/16 to 8/4/16 (h)	6,880	6,878
U.S. Treasury Bonds:
3% 5/15/45	168,235	180,721
3% 11/15/45	85,886	92,254
U.S. Treasury Notes:
1.25% 3/31/21	516,300	513,194
1.375% 4/30/21	94,330	94,304
1.5% 2/28/23	175,511	173,900
1.75% 12/31/20 (i)	96,932	98,621

TOTAL U.S. TREASURY OBLIGATIONS		1,159,872

TOTAL U.S. GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS
(Cost $1,538,689)		1,549,400

U.S. Government Agency - Mortgage Securities - 1.0%
Fannie Mae - 0.6%
2.302% 6/1/36 (f)	142	148
2.5% 9/1/27 to 4/1/43	11,059	11,327
2.628% 7/1/37 (f)	264	280
3% 1/1/43 to 8/1/45	21,355	21,960
3.5% 9/1/29 to 4/1/46	47,950	50,616
3.5% 6/1/46 (g)	100	105
4% 11/1/31 to 2/1/46	27,471	29,529
4.5% 12/1/23 to 4/1/45	14,704	16,031
5% 7/1/33 to 11/1/44	11,083	12,354
5.5% 9/1/24 to 9/1/41	14,499	16,204
6% 6/1/35 to 8/1/37	3,841	4,425
6.5% 7/1/32 to 8/1/36	781	911

TOTAL FANNIE MAE		163,890

Freddie Mac - 0.3%
3% 3/1/45 to 7/1/45	17,478	17,962
3.391% 10/1/35 (f)	139	148
3.5% 4/1/43 to 4/1/46	20,219	21,203
4% 6/1/24 to 2/1/46	22,927	24,584
4.5% 7/1/25 to 4/1/41	9,793	10,695
5% 3/1/19 to 7/1/41	3,910	4,334
5.5% 1/1/34 to 3/1/40	767	868
6% 7/1/37 to 8/1/37	231	263
6.5% 3/1/36	604	708

TOTAL FREDDIE MAC		80,765

Ginnie Mae - 0.1%
3% 12/20/42 to 1/20/43	2,132	2,210
3% 6/1/46 (g)	680	703
3% 6/1/46 (g)	200	207
3% 6/1/46 (g)	100	103
3% 6/1/46 (g)	200	207
3% 6/1/46 (g)	100	103
3% 6/1/46 (g)	200	207
3.5% 11/20/41 to 5/20/46	19,488	20,642
3.5% 6/1/46 (g)	4,480	4,728
4% 9/20/40 to 7/20/45	10,747	11,551
4.5% 4/20/41	2,230	2,427
5% 5/15/39	880	986
5.5% 12/15/31 to 1/15/39	1,954	2,231

TOTAL GINNIE MAE		46,305

TOTAL U.S. GOVERNMENT AGENCY - MORTGAGE SECURITIES
(Cost $286,894)		290,960

Asset-Backed Securities - 0.4%
Accredited Mortgage Loan Trust Series 2005-1 Class M1, 1.1439% 4/25/35 (f)	$729	$663
ACE Securities Corp. Home Equity Loan Trust Series 2004-HE1 Class M2, 2.096% 3/25/34 (f)	259	250
AmeriCredit Automobile Receivables Trust Series 2013-4:
Class C, 2.72% 9/9/19	1,410	1,425
Class D, 3.31% 10/8/19	880	893
Ameriquest Mortgage Securities, Inc. pass-thru certificates:
Series 2003-10 Class M1, 1.4889% 12/25/33 (f)	48	45
Series 2004-R2 Class M3, 1.2639% 4/25/34 (f)	99	73
Argent Securities, Inc. pass-thru certificates:
Series 2003-W7 Class A2, 1.2189% 3/25/34 (f)	53	47
Series 2004-W11 Class M2, 1.496% 11/25/34 (f)	616	596
Series 2004-W7 Class M1, 1.2639% 5/25/34 (f)	1,519	1,393
Series 2006-W4 Class A2C, 0.606% 5/25/36 (f)	1,246	416
Asset Backed Securities Corp. Home Equity Loan Trust:
Series 2004-HE2 Class M1, 1.2639% 4/25/34 (f)	1,790	1,549
Series 2006-HE2 Class M1, 0.816% 3/25/36 (f)	18	3
Capital Auto Receivables Asset Trust Series 2016-1 Class A3, 1.71% 4/20/20	10,478	10,500
Carrington Mortgage Loan Trust Series 2007-RFC1 Class A3, 0.5789% 12/25/36 (f)	1,978	1,100
Countrywide Home Loans, Inc.:
Series 2004-3 Class M4, 1.8939% 4/25/34 (f)	67	58
Series 2004-4 Class M2, 1.241% 6/25/34 (f)	105	97
Series 2004-7 Class AF5, 5.868% 1/25/35	1,468	1,504
Fannie Mae Series 2004-T5 Class AB3, 1.235% 5/28/35 (f)	43	37
Fieldstone Mortgage Investment Corp. Series 2004-3 Class M5, 2.6139% 8/25/34 (f)	319	303
First Franklin Mortgage Loan Trust Series 2004-FF2 Class M3, 1.271% 3/25/34 (f)	11	9
Fremont Home Loan Trust Series 2005-A:
Class M3, 1.181% 1/25/35 (f)	1,041	904
Class M4, 1.466% 1/25/35 (f)	381	206
GCO Education Loan Funding Master Trust II Series 2007-1A Class C1L, 1.0423% 2/25/47 (e)(f)	1,335	1,192
GE Business Loan Trust Series 2006-2A:
Class A, 0.614% 11/15/34 (e)(f)	569	538
Class B, 0.7145% 11/15/34 (e)(f)	205	180
Class C, 0.8145% 11/15/34 (e)(f)	342	295
Class D, 1.1845% 11/15/34 (e)(f)	130	109
Home Equity Asset Trust:
Series 2003-2 Class M1, 1.766% 8/25/33 (f)	258	239
Series 2003-3 Class M1, 1.736% 8/25/33 (f)	471	442
Series 2003-5 Class A2, 1.146% 12/25/33 (f)	36	34
HSI Asset Securitization Corp. Trust Series 2007-HE1 Class 2A3, 0.6289% 1/25/37 (f)	1,642	1,023
Invitation Homes Trust Series 2015-SFR3 Class E, 4.186% 8/17/32 (e)(f)	2,593	2,553
JPMorgan Mortgage Acquisition Trust Series 2006-NC2 Class M2, 0.7389% 7/25/36 (f)	2,588	1,182
KeyCorp Student Loan Trust:
Series 1999-A Class A2, 0.9601% 12/27/29 (f)	64	63
Series 2006-A Class 2C, 1.7801% 3/27/42 (f)	2,909	1,375
MASTR Asset Backed Securities Trust Series 2007-HE1 Class M1, 0.7389% 5/25/37 (f)	318	4
Meritage Mortgage Loan Trust Series 2004-1 Class M1, 1.196% 7/25/34 (f)	107	89
Merrill Lynch Mortgage Investors Trust:
Series 2003-OPT1 Class M1, 1.421% 7/25/34 (f)	225	209
Series 2006-FM1 Class A2B, 0.5489% 4/25/37 (f)	112	112
Series 2006-OPT1 Class A1A, 0.966% 6/25/35 (f)	1,513	1,457
Morgan Stanley ABS Capital I Trust:
Series 2004-HE6 Class A2, 1.126% 8/25/34 (f)	63	55
Series 2005-NC1 Class M1, 1.106% 1/25/35 (f)	247	223
Series 2005-NC2 Class B1, 2.201% 3/25/35 (f)	181	4
New Century Home Equity Loan Trust Series 2005-4 Class M2, 0.956% 9/25/35 (f)	1,566	1,462
Park Place Securities, Inc.:
Series 2004-WCW1:
Class M3, 2.3139% 9/25/34 (f)	585	538
Class M4, 2.6139% 9/25/34 (f)	750	451
Series 2005-WCH1 Class M4, 1.6839% 1/25/36 (f)	1,620	1,446
Salomon Brothers Mortgage Securities VII, Inc. Series 2003-HE1 Class A, 1.246% 4/25/33 (f)	6	5
Santander Drive Auto Receivables Trust:
Series 2014-1 Class C, 2.36% 4/15/20	9,000	9,054
Series 2014-2 Class C, 2.33% 11/15/19	6,409	6,456
Series 2014-3:
Class B, 1.45% 5/15/19	22,594	22,606
Class C, 2.13% 8/17/20	22,594	22,683
Series 2014-4 Class C, 2.6% 11/16/20	3,645	3,684
Saxon Asset Securities Trust Series 2004-1 Class M1, 1.2339% 3/25/35 (f)	756	703
SLM Private Credit Student Loan Trust Series 2004-A Class C, 1.5839% 6/15/33 (f)	546	511
Structured Asset Investment Loan Trust Series 2004-8 Class M5, 2.171% 9/25/34 (f)	43	36
Terwin Mortgage Trust Series 2003-4HE Class A1, 1.2989% 9/25/34 (f)	32	29
Trapeza CDO XII Ltd./Trapeza CDO XII, Inc. Series 2007-12A Class B, 1.1717% 4/6/42 (e)(f)	2,206	1,059
TOTAL ASSET-BACKED SECURITIES
(Cost $97,318)		104,172

Collateralized Mortgage Obligations - 0.1%
Private Sponsor - 0.0%
Bear Stearns ALT-A Trust floater Series 2005-1 Class A1, 1.006% 1/25/35 (f)	978	942
First Horizon Mortgage pass-thru Trust Series 2004-AR5 Class 2A1, 2.748% 10/25/34 (f)	412	403
JPMorgan Mortgage Trust sequential payer Series 2006-A5 Class 3A5, 2.6579% 8/25/36 (f)	984	866
MASTR Adjustable Rate Mortgages Trust Series 2007-3 Class 22A2, 0.6489% 5/25/47 (f)	350	323
Merrill Lynch Alternative Note Asset Trust floater Series 2007-OAR1 Class A1, 0.616% 2/25/37 (f)	721	652
Opteum Mortgage Acceptance Corp. floater Series 2005-3 Class APT, 0.7289% 7/25/35 (f)	881	847
RESI Finance LP/RESI Finance DE Corp. floater Series 2003-B:
Class B5, 2.7865% 6/10/35 (e)(f)	334	292
Class B6, 3.2865% 6/10/35 (e)(f)	71	60
Sequoia Mortgage Trust floater Series 2004-6 Class A3B, 1.675% 7/20/34 (f)	24	23
Structured Asset Securities Corp. Series 2003-15A Class 4A, 3.0668% 4/25/33 (f)	54	54
TBW Mortgage-Backed pass-thru certificates floater Series 2006-4 Class A3, 0.6389% 9/25/36 (f)	1,252	1,206
Thornburg Mortgage Securities Trust floater Series 2003-4 Class A1, 1.086% 9/25/43 (f)	1,877	1,802

TOTAL PRIVATE SPONSOR		7,470

U.S. Government Agency - 0.1%
Ginnie Mae guaranteed REMIC pass-thru certificates:
sequential payer Series 2013-H06 Class HA, 1.65% 1/20/63 (j)	11,696	11,676
Series 2015-H21 Class JA, 2.5% 6/20/65 (j)	12,675	12,855

TOTAL U.S. GOVERNMENT AGENCY		24,531

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
(Cost $30,881)		32,001

Commercial Mortgage Securities - 1.8%
Asset Securitization Corp. Series 1997-D5 Class PS1, 1.6025% 2/14/43 (f)(k)	226	1
Banc of America Commercial Mortgage Trust:
sequential payer:
Series 2006-3 Class A4, 5.889% 7/10/44 (f)	6,056	6,048
Series 2006-6 Class A3, 5.369% 10/10/45	90	90
Series 2007-2 Class A4, 5.7898% 4/10/49 (f)	24,579	24,769
Series 2007-3 Class A4, 5.7164% 6/10/49 (f)	1,973	2,012
Banc of America Commercial Mortgage, Inc. sequential payer Series 2001-1 Class A4, 5.451% 1/15/49	4,105	4,174
Barclays Commercial Mortgage Securities LLC floater Series 2015-RRI:
Class B, 2.0328% 5/15/32 (e)(f)	7,236	7,088
Class C, 2.4828% 5/15/32 (e)(f)	6,417	6,312
Class D, 3.3328% 5/15/32 (e)(f)	3,365	3,224
Bayview Commercial Asset Trust:
floater:
Series 2003-2 Class M1, 1.721% 12/25/33 (e)(f)	30	28
Series 2005-3A:
Class A2, 0.846% 11/25/35 (e)(f)	300	261
Class M1, 0.886% 11/25/35 (e)(f)	39	33
Class M2, 0.936% 11/25/35 (e)(f)	50	40
Class M3, 0.956% 11/25/35 (e)(f)	45	34
Class M4, 1.046% 11/25/35 (e)(f)	56	42
Series 2005-4A:
Class A2, 0.836% 1/25/36 (e)(f)	781	667
Class B1, 1.846% 1/25/36 (e)(f)	34	25
Class M1, 0.896% 1/25/36 (e)(f)	252	201
Class M2, 0.916% 1/25/36 (e)(f)	76	58
Class M3, 0.946% 1/25/36 (e)(f)	110	82
Class M4, 1.056% 1/25/36 (e)(f)	61	44
Class M5, 1.096% 1/25/36 (e)(f)	61	44
Class M6, 1.146% 1/25/36 (e)(f)	65	47
Series 2006-1:
Class A2, 0.806% 4/25/36 (e)(f)	120	103
Class M1, 0.826% 4/25/36 (e)(f)	43	34
Class M2, 0.846% 4/25/36 (e)(f)	46	36
Class M3, 0.866% 4/25/36 (e)(f)	39	31
Class M4, 0.966% 4/25/36 (e)(f)	22	17
Class M5, 1.006% 4/25/36 (e)(f)	22	15
Class M6, 1.086% 4/25/36 (e)(f)	43	30
Series 2006-2A:
Class M1, 0.756% 7/25/36 (e)(f)	103	81
Class M2, 0.776% 7/25/36 (e)(f)	73	57
Class M3, 0.796% 7/25/36 (e)(f)	60	47
Class M4, 0.866% 7/25/36 (e)(f)	41	32
Class M5, 0.916% 7/25/36 (e)(f)	50	37
Series 2006-3A Class M4, 0.876% 10/25/36 (e)(f)	32	4
Series 2006-4A:
Class A2, 0.716% 12/25/36 (e)(f)	2,305	1,898
Class M1, 0.736% 12/25/36 (e)(f)	154	119
Class M2, 0.756% 12/25/36 (e)(f)	102	72
Class M3, 0.786% 12/25/36 (e)(f)	103	60
Series 2007-1 Class A2, 0.716% 3/25/37 (e)(f)	454	386
Series 2007-2A:
Class A1, 0.716% 7/25/37 (e)(f)	481	406
Class A2, 0.766% 7/25/37 (e)(f)	451	359
Class M1, 0.816% 7/25/37 (e)(f)	158	120
Class M2, 0.856% 7/25/37 (e)(f)	87	61
Class M3, 0.936% 7/25/37 (e)(f)	67	42
Series 2007-3:
Class A2, 0.736% 7/25/37 (e)(f)	472	377
Class M1, 0.756% 7/25/37 (e)(f)	94	71
Class M2, 0.786% 7/25/37 (e)(f)	100	73
Class M3, 0.816% 7/25/37 (e)(f)	158	81
Class M4, 0.946% 7/25/37 (e)(f)	248	91
Class M5, 1.046% 7/25/37 (e)(f)	121	16
Series 2007-4A Class M1, 1.396% 9/25/37 (e)(f)	104	31
Series 2004-1, Class IO, 1.25% 4/25/34 (e)(k)	1,050	40
Series 2006-3A, Class IO, 0% 10/25/36 (e)(f)(k)	14,381	0
Bear Stearns Commercial Mortgage Securities Trust sequential payer:
Series 2007-PW16 Class A4, 5.9113% 6/11/40 (f)	579	594
Series 2007-PW18 Class A4, 5.7% 6/11/50	5,575	5,762
C-BASS Trust floater Series 2006-SC1 Class A, 0.716% 5/25/36 (e)(f)	116	113
CDGJ Commercial Mortgage Trust Series 2014-BXCH Class DPA, 3.433% 12/15/27 (e)(f)	2,953	2,870
Citigroup Commercial Mortgage Trust Series 2007-C6 Class A4, 5.8994% 12/10/49 (f)	4,371	4,515
Citigroup/Deutsche Bank Commercial Mortgage Trust sequential payer:
Series 2006-CD3 Class A5, 5.617% 10/15/48	784	787
Series 2007-CD4 Class A4, 5.322% 12/11/49	8,878	8,989
COMM Mortgage Trust pass-thru certificates floater Series 2005-F10A Class J, 1.2845% 4/15/17 (e)(f)	138	138
Credit Suisse Commercial Mortgage Trust:
sequential payer:
Series 2006-C4 Class A3, 5.467% 9/15/39	319	319
Series 2007-C2 Class A2, 5.448% 1/15/49 (f)	25	25
Series 2007-C3 Class A4, 5.8882% 6/15/39 (f)	457	466
Series 2007-C5 Class A4, 5.695% 9/15/40 (f)	877	907
Credit Suisse First Boston Mortgage Securities Corp. Series 2001-CKN5 Class AX, 0.0075% 9/15/34 (e)(f)(k)	0	0
CSMC Series 2015-TOWN:
Class B, 2.3328% 3/15/17 (e)(f)	1,574	1,539
Class C, 2.6828% 3/15/17 (e)(f)	1,534	1,492
Class D, 3.6328% 3/15/17 (e)(f)	2,321	2,269
GAHR Commercial Mortgage Trust Series 2015-NRF:
Class BFX, 3.4949% 12/15/19 (e)(f)	7,930	8,080
Class CFX, 3.4949% 12/15/19 (e)(f)	6,656	6,634
Class DFX, 3.4949% 12/15/19 (e)(f)	5,641	5,516
GE Capital Commercial Mortgage Corp. sequential payer Series 2007-C1 Class A4, 5.543% 12/10/49	21,243	21,678
Greenwich Capital Commercial Funding Corp.:
sequential payer Series 2007-GG9 Class A4, 5.444% 3/10/39	28,505	28,887
Series 2006-GG7 Class A4, 6.1291% 7/10/38 (f)	67	67
GS Mortgage Securities Trust sequential payer Series 2006-GG8:
Class A1A, 5.547% 11/10/39	1,641	1,647
Class A4, 5.56% 11/10/39	9,219	9,241
Hilton U.S.A. Trust Series 2013-HLT:
Class CFX, 3.7141% 11/5/30 (e)	1,380	1,387
Class DFX, 4.4065% 11/5/30 (e)	12,899	12,968
JPMorgan Chase Commercial Mortgage Securities Trust:
floater Series 2014-BXH:
Class C, 2.0845% 4/15/27 (e)(f)	2,117	2,063
Class D, 2.6845% 4/15/27 (e)(f)	4,512	4,378
sequential payer:
Series 2006-CB16 Class A4, 5.552% 5/12/45	1,242	1,242
Series 2006-CB17 Class A4, 5.429% 12/12/43	6,719	6,770
Series 2006-LDP8:
Class A1A, 5.397% 5/15/45	1,461	1,461
Class A4, 5.399% 5/15/45	122	122
Series 2006-LDP9 Class A3, 5.336% 5/15/47	10,039	10,145
Series 2007-CB18 Class A4, 5.44% 6/12/47	3,811	3,867
Series 2007-CB19 Class A4, 5.8886% 2/12/49 (f)	4,512	4,612
Series 2007-LD11 Class A4, 5.929% 6/15/49 (f)	34,884	35,529
Series 2007-LDPX Class A3, 5.42% 1/15/49	16,600	16,874
Series 2007-LDP10 Class CS, 5.466% 1/15/49 (f)	71	0
LB Commercial Conduit Mortgage Trust sequential payer Series 2007-C3 Class A4, 6.0959% 7/15/44 (f)	2,835	2,948
LB-UBS Commercial Mortgage Trust:
sequential payer:
Series 2006-C6 Class A4, 5.372% 9/15/39	392	393
Series 2007-C1 Class A4, 5.424% 2/15/40	3,813	3,865
Series 2007-C2 Class A3, 5.43% 2/15/40	2,369	2,407
Series 2007-C6 Class A4, 5.858% 7/15/40 (f)	1,267	1,292
Series 2007-C7 Class A3, 5.866% 9/15/45	2,900	3,040
Merrill Lynch Mortgage Trust:
Series 2005-LC1 Class F, 5.6823% 1/12/44 (e)(f)	320	319
Series 2008-C1 Class A4, 5.69% 2/12/51	1,956	2,040
Merrill Lynch-CFC Commercial Mortgage Trust:
sequential payer:
Series 2007-5 Class A4, 5.378% 8/12/48	7,134	7,233
Series 2007-6 Class A4, 5.485% 3/12/51 (f)	10,897	11,115
Series 2007-7 Class A4, 5.81% 6/12/50 (f)	4,133	4,264
Series 2007-6 Class B, 5.635% 3/12/51 (f)	1,314	369
Series 2007-8 Class A3, 6.0713% 8/12/49 (f)	1,124	1,161
Morgan Stanley Capital I Trust:
floater:
Series 2006-XLF Class C, 1.634% 7/15/19 (e)(f)	393	392
Series 2007-XLFA:
Class D, 0.6228% 10/15/20 (e)(f)	164	164
Class E, 0.6828% 10/15/20 (e)(f)	916	916
Class F, 0.7328% 10/15/20 (e)(f)	550	550
Class G, 0.7728% 10/15/20 (e)(f)	680	680
Class H, 0.8628% 10/15/20 (e)(f)	428	426
Class J, 1.0128% 10/15/20 (e)(f)	247	239
sequential payer:
Series 2007-HQ11 Class A31, 5.439% 2/12/44	72	72
Series 2007-IQ15 Class A4, 6.1143% 6/11/49 (f)	22,233	23,067
Series 2007-IQ14:
Class A4, 5.692% 4/15/49	10,971	11,198
Class AAB, 5.654% 4/15/49	486	489
Salomon Brothers Mortgage Securities VII, Inc. Series 2006-C2 Class H, 6.308% 7/18/33 (e)	165	49
Wachovia Bank Commercial Mortgage Trust:
sequential payer:
Series 2007-C30 Class A5, 5.342% 12/15/43	37,013	37,593
Series 2007-C31:
Class A4, 5.509% 4/15/47	46,948	47,686
Class A5, 5.5% 4/15/47	5,339	5,458
Series 2007-C32 Class A3, 5.8892% 6/15/49 (f)	4,600	4,720
Series 2007-C33:
Class A4, 6.1472% 2/15/51 (f)	27,096	27,645
Class A5, 6.1472% 2/15/51 (f)	870	906
Series 2006-C27 Class A1A, 5.749% 7/15/45 (f)	6,147	6,153
Series 2007-C30:
Class C, 5.483% 12/15/43 (f)	3,942	3,640
Class D, 5.513% 12/15/43 (f)	2,102	1,905
TOTAL COMMERCIAL MORTGAGE SECURITIES
(Cost $496,553)		488,498

Municipal Securities - 1.2%
California Gen. Oblig.:
Series 2009, 7.35% 11/1/39	$1,255	$1,869
7.3% 10/1/39	18,960	28,004
7.5% 4/1/34	8,780	13,158
7.55% 4/1/39	21,130	32,629
7.625% 3/1/40	2,920	4,482
Chicago Gen. Oblig.:
(Taxable Proj.):
Series 2008 B, 5.63% 1/1/22	1,360	1,365
Series 2010 C1, 7.781% 1/1/35	13,980	15,046
Series 2012 B, 5.432% 1/1/42	6,845	5,637
6.05% 1/1/29	475	476
6.314% 1/1/44	14,335	13,033
Illinois Fin. Auth. Rev. Series 2013 A, 4.545% 10/1/18	38,500	39,293
Illinois Gen. Oblig.:
Series 2003:
4.35% 6/1/18	4,370	4,461
4.95% 6/1/23	8,975	9,476
5.1% 6/1/33	85,900	82,213
Series 2010 5, 6.2% 7/1/21	4,120	4,469
Series 2010-1, 6.63% 2/1/35	17,960	19,602
Series 2010-3:
5.547% 4/1/19	185	197
6.725% 4/1/35	10,580	11,627
7.35% 7/1/35	5,140	5,814
Series 2011:
5.365% 3/1/17	215	221
5.665% 3/1/18	9,625	10,154
5.877% 3/1/19	26,600	28,808
Series 2013, 4% 12/1/20	7,040	7,241
TOTAL MUNICIPAL SECURITIES
(Cost $330,211)		339,275

Foreign Government and Government Agency Obligations - 0.0%
Brazilian Federative Republic 4.875% 1/22/21 (Cost $3,159)	3,000	$3,030

Bank Notes - 0.3%
Bank of America NA 5.3% 3/15/17	16,651	17,161
Capital One NA 1.65% 2/5/18	8,000	7,982
Discover Bank:
(Delaware) 3.2% 8/9/21	$9,774	$9,862
3.1% 6/4/20	11,505	11,704
8.7% 11/18/19	745	869
Huntington National Bank 1.3% 11/20/16	4,131	4,135
Marshall & Ilsley Bank 5% 1/17/17	10,492	10,707
RBS Citizens NA 2.5% 3/14/19	5,410	5,449
Regions Bank 7.5% 5/15/18	13,814	15,072
Wachovia Bank NA 6% 11/15/17	8,083	8,608
TOTAL BANK NOTES
(Cost $90,103)		91,549

Preferred Securities - 0.0%
FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
MUFG Capital Finance 1 Ltd. 6.346% (f)(l)
(Cost $1,362)	1,204	$1,234
	Shares	Value (000s)

Fixed-Income Funds - 9.5%
Fidelity High Income Central Fund 2 (m)	6,372,306	679,734
Fidelity Mortgage Backed Securities Central Fund (m)	18,099,597	1,992,585
TOTAL FIXED-INCOME FUNDS
(Cost $2,569,041)		2,672,319

Money Market Funds - 2.5%
Fidelity Cash Central Fund, 0.40% (n)	614,737,607	614,738
Fidelity Securities Lending Cash Central Fund, 0.44% (n)(o)	75,998,350	75,998
TOTAL MONEY MARKET FUNDS
(Cost $690,736)		690,736
TOTAL INVESTMENT PORTFOLIO - 100.2%
(Cost $24,762,006)		28,131,109
NET OTHER ASSETS (LIABILITIES) - (0.2)%		(53,677)
NET ASSETS - 100%		$28,077,432

TBA Sale Commitments
	Principal Amount (000s)	Value (000s)
Fannie Mae
4% 6/1/46	$(500)	$(534)
4.5% 6/1/46	(5,400)	(5,880)

TOTAL FANNIE MAE		(6,414)

Ginnie Mae
3% 6/1/46	(500)	(518)
3% 6/1/46	(200)	(207)
3% 6/1/46	(100)	(103)
3% 6/1/46	(200)	(207)
3% 6/1/46	(100)	(103)

TOTAL GINNIE MAE		(1,138)

TOTAL TBA SALE COMMITMENTS
(Proceeds $7,552)		$(7,552)

Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/(Depreciation) (000s)
Purchased
Equity Index Contracts
1,171 CME E-mini S&P 500 Index Contracts (United States)	June 2016	122,656	$3,737

The face value of futures purchased as a percentage of Net Assets is 0.4%

Swaps

Underlying Reference	Rating(1)	Expiration Date	Clearinghouse/Counterparty	Fixed Payment Received/(Paid)	Notional Amount (000s)(2)	Value (000s)(1)	Upfront Premium Received/(Paid) (000s)	Unrealized Appreciation/(Depreciation) (000s)
Credit Default Swaps
Sell Protection
Ameriquest Mortgage Securities Inc Series 2004-R11 Class M9	C	Dec. 2034	Bank of America	4.25%	USD 161	$(151)	$0	$(151)

 (1) Ratings are presented for credit default swaps in which the Fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent a weighted average of the ratings of all securities included in the index. The credit rating or value can be measures of the current payment/performance risk. Ratings are from Moody's Investors Service, Inc. Where Moody's® ratings are not available, S&P® ratings are disclosed and are indicated as such. All ratings are as of the report date and do not reflect subsequent changes.

 (2) The notional amount of each credit default swap where the Fund has sold protection approximates the maximum potential amount of future payments that the Fund could be required to make if a credit event were to occur.

Legend

 (a) Non-income producing

 (b) Affiliated company

 (c) Security or a portion of the security is on loan at period end.

 (d) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $2,284,000 or 0.0% of net assets.

 (e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $549,964,000 or 2.0% of net assets.

 (f) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (g) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (h) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $5,186,000.

 (i) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $121,000.

 (j) Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

 (k) Security represents right to receive monthly interest payments on an underlying pool of mortgages or assets. Principal shown is the outstanding par amount of the pool as of the end of the period.

 (l) Security is perpetual in nature with no stated maturity date.

 (m) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or institutional.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (n) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (o) Investment made with cash collateral received from securities on loan.

Values shown as $0 may reflect amounts less than $500.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
MongoDB, Inc. Series F, 8.00%	10/2/13	$4,704

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$1,243
Fidelity High Income Central Fund 2	32,694
Fidelity Mortgage Backed Securities Central Fund	32,144
Fidelity Securities Lending Cash Central Fund	1,804
Total	$67,885

Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:

Fund (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity High Income Central Fund 2	$699,679	$--	$--	$679,734	83.1%
Fidelity Mortgage Backed Securities Central Fund	1,563,842	565,027	150,041	1,992,585	29.7%
Total	$2,263,521	$565,027	$150,041	$2,672,319

Other Affiliated Issuers

An affiliated company is a company in which the Fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:

Affiliate (Amounts in thousands)	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
MDC Partners, Inc. Class A	$--	$56,084	$879	$1,094	$47,663
Opower, Inc.	25,294	976	29,750	--	--
Total	$25,294	$57,060	$30,629	$1,094	$47,663

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2016, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
(Amounts in thousands)
Investments in Securities:
Equities:
Consumer Discretionary	$2,354,627	$2,337,417	$17,210	$--
Consumer Staples	1,774,684	1,774,684	--	--
Energy	1,284,687	1,284,687	--	--
Financials	2,887,475	2,887,475	--	--
Health Care	2,653,072	2,653,072	--	--
Industrials	1,610,377	1,610,377	--	--
Information Technology	3,466,642	3,453,056	11,302	2,284
Materials	689,733	689,733	--	--
Telecommunication Services	425,563	425,563	--	--
Utilities	606,498	606,498	--	--
Corporate Bonds	4,114,577	--	4,114,577	--
U.S. Government and Government Agency Obligations	1,549,400	--	1,549,400	--
U.S. Government Agency - Mortgage Securities	290,960	--	290,960	--
Asset-Backed Securities	104,172	--	99,805	4,367
Collateralized Mortgage Obligations	32,001	--	32,001	--
Commercial Mortgage Securities	488,498	--	488,163	335
Municipal Securities	339,275	--	339,275	--
Foreign Government and Government Agency Obligations	3,030	--	3,030	--
Bank Notes	91,549	--	91,549	--
Preferred Securities	1,234	--	1,234	--
Fixed-Income Funds	2,672,319	2,672,319	--	--
Money Market Funds	690,736	690,736	--	--
Total Investments in Securities:	$28,131,109	$21,085,617	$7,038,506	$6,986
Derivative Instruments:
Assets
Futures Contracts	$3,737	$3,737	$--	$--
Total Assets	$3,737	$3,737	$--	$--
Liabilities
Swaps	$(151)	$--	$(151)	$--
Total Liabilities	$(151)	$--	$(151)	$--
Total Derivative Instruments:	$3,586	$3,737	$(151)	$--
Other Financial Instruments:
TBA Sale Commitments	$(7,552)	$--	$(7,552)	$--
Total Other Financial Instruments:	$(7,552)	$--	$(7,552)	$--

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee). In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, bank notes, foreign government and government agency obligations, municipal securities, preferred securities and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices. Asset backed securities, collateralized mortgage obligations, commercial mortgage securities and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as interest rate curves, credit spread curves, default possibilities and recovery rates.

When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Other Information

Income Tax Information

At May 31, 2016, the cost of investment securities for income tax purposes was $24,792,620,000. Net unrealized appreciation aggregated $3,338,489,000, of which $4,034,636,000 related to appreciated investment securities and $696,147,000 related to depreciated investment securities.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Puritan Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Puritan Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	July 28, 2016

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 28, 2016